As filed with the Securities and Exchange Commission on October 27, 2006

Securities Act File No. 333-102365
Investment Company Act File No. 811-21276

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 8	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 10 (Check appropriate box or boxes)	[X]

J.P. Morgan Fleming Series Trust
(Exact Name of Registrant Specified in Charter)

245 Park Avenue
New York, New York, 10167
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Stephen M. Benham, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167
(Name and Address of Agent for Service)

With copies to: Stephen M. Benham, Esq. J.P. Morgan Investment Management Inc. 245 Park Avenue New York, NY 10167	With copies to: Frederick Wertheim Sullivan & Cromwell, LLP 125 Broad Street New York, NY 10004-2498

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[ x ]	on November 1, 2006 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS NOVEMBER 1, 2006

JPMorgan

Multi-Manager

Funds

JPMorgan Multi-Manager Small Cap Growth Fund
JPMorgan Multi-Manager Small Cap Value Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Multi-Manager Small Cap Growth Fund	1
JPMorgan Multi-Manager Small Cap Value Fund	8
The Funds’ Management and Administration	15
Networking and Sub-Transfer Agency Fees	2 3
How Your Account Works	2 4
Purchasing Fund Shares	2 4
Redeeming Fund Shares	2 7
Other Information Concerning the Funds	2 8
Distributions and Taxes	2 8
Shareholder Statements and Reports	2 9
Availability of Proxy Voting Record	30
Portfolio Holdings Disclosure	30
Risk and Reward Elements for the Funds	3 1
Financial Highlights	3 8
How To Reach Us	Back cover

JPMorgan
    Multi-Manager Small Cap Growth Fund

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund’s main risks, please see pages 3 1 –3 7 .

THE FUND’S OBJECTIVE

The Fund seeks to provide long-term capital growth by investing in equity securities of small capitalization companies.

THE FUND’S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500™ Growth Index or a similar index at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Fund invests in a broad portfolio of equity securities that J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or a subadviser believes have strong earnings growth potential. A “growth” style strategy focuses on identifying securities that Fund management believes have above-average growth potential over a long-term time horizon.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, warrants to purchase common stocks, rights, investment company securities, trust or partnership interests and real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate). The Fund may also invest in exchange-traded funds.

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund’s income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions. If the f r equency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

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    Multi-Manager Small Cap Growth Fund

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INVESTMENT PROCESS

The Fund uses a “multi-manager” investment strategy. The Fund’s investment adviser is JPMIM. JPMIM allocates portions of the Fund’s Assets to several investment managers, called “subadvisers,” who then manage their respective portions of the Assets under the general supervision of JPMIM.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund’s Assets.

In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the subadvisers’ performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund’s Assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund’s portfolio holdings, evaluates the on-going performance of the sub-advisers and monitors concentration in a particular security or industry.

In managing the Fund, the subadvisers apply an active equity management style. In selecting stocks, the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on each subadviser’s discipline. In determining whether to sell a stock, the subadvisers generally use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The following table identifies the subadvisers and their focus. For more details, see “The Funds’ Management and Administration” section.

SUBADVISER	SIZE OF COMPANIES	INVESTMENT STYLE	BENCHMARK INDEX*
BlackRock Capital Management, Inc.[1]	Small Cap	Growth	Russell 2000 Growth
J. & W. Seligman & Co. Incorporated [2]	Small Cap	Growth	Russell 2500 Growth
UBS Global Asset Management (Americas) Inc.	Small Cap	Growth	Russell 2000 Growth
Oberweis Asset Management, Inc.	Small Cap	Growth	Russell 2000 Growth

*	The Fund’s benchmark index is the Russell 2000 Growth Index.

[1]	On September 13 , 2006, the Board of Trustees of J.P. Morgan Fleming Series Trust approved a new subadvisory agreement between the Adviser and BlackRock Capital Management, Inc., which became effective on October 1 , 2006. For additional information see “The Funds’ Investment Adviser and Subadvisers”.

[2]	The Adviser will terminate its subadvisory agreement with J. & W. Seligman & Co. Incorporated, effective as of December 8, 2006.

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THE FUND’S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM or a subadviser’s expectations regarding particular securities or markets are not met. Because each subadviser makes investment decisions independently, it is possible that the stock selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund’s portfolio. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Since the Assets of this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Since the Fund focuses on growth stocks, performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile or more illiquid than other types of equity securities.

To the extent that the Fund invests in foreign securities, investments in foreign securities may be

JPMORGAN MULTI-MANAGER FUNDS

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JPMorgan
    Multi-Manager Small Cap Growth Fund

CONTINUED

riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement and less stringent investor protection and disclosure standards of some foreign markets. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Repurchase agreements involve some risk to the Fund if the other party does not meet its obligation under the agreement.

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund’s share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add an investment in small-capitalization companies with growth potential to further diversify a portfolio
•	want a fund that seeks to outperform the applicable benchmark index over the long term

The Fund is not designed for investors who:
•	want a fund that pursues market trends or focuses only on particular industries or sectors
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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THE FUND’S PAST PERFORMANCE

This section shows the Fund’s performance record. The bar chart shows how the performance of the Fund’s shares has varied from year to year for the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares the performance to the Russell 2000 Growth Index, a broad-based securities market index and the Lipper Small-Cap Growth Index, a n i ndex based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper .

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2004	13.51%
WORST QUARTER 3rd quarter, 2004	–8.07%

[1]	Effective June 30, 2006 the Fund changed its fiscal year end from 12/31 to 6/30.

The Fund’s year-to-date total return through 9/30/06 was 1.71%.

JPMORGAN MULTI-MANAGER FUNDS

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JPMorgan
    Multi-Manager Small Cap Growth Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR THE PERIOD ENDED DECEMBER 3 1 , 200 5

	PAST 1 YEAR	LIFE OF FUND[1]
Return Before Taxes	4.38	19.89
Return After Taxes on Distributions	3.35	18.64
Return After Taxes on Distributions and Sale of Fund Shares	3.96	16.72
Russell 2000 Growth Index® (Reflects no Deductions for Fees, Expenses or Taxes)[2]	4.15	24.67
Lipper Small-Cap Growth Index (Reflects no Deductions for Fees, Expenses or Taxes) [3]	5.33	22.82

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The Fund commenced operations on 2/28/03.

[2]	The Russell 2000 Growth Index ® is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to -book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast the performance of the Fund reflects the deduction of the mutual fund expenses. Investors cannot invest directly in an Index.

[3]	The performance of the Lipper Small-Cap Growth Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. Investors can not invest directly in an Index.

INVESTOR EXPENSES FOR SHARES

The expenses of the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND’S ASSETS)

Management Fees	0.85
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.21
Total Annual Operating Expenses[2]	1.31

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year .

[2]	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Fund (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses relating to short sales) exceed 1.40% of its average daily net assets until 10/31/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses.

This example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	133	415	718	1,579

JPMORGAN MULTI-MANAGER FUNDS

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JPMorgan
    Multi-Manager Small Cap Value Fund

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund’s main risks, please see pages 3 1 –3 7 .

THE FUND’S OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing in equity securities of small capitalization companies.

THE FUND’S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500™ Value Index or a similar index at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Fund will invest in a broad portfolio of common stocks that JPMIM or a sub-adviser believes are undervalued. A “value” style strategy focuses on identifying securities that Fund management believes are undervalued, for example, securities that have a current market price lower than what they are estimated to be worth, taking into consideration, but not limited to, such items as earnings, sales, cash flows, dividends and assets.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, warrants to purchase common stocks and real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate). The Fund may also invest in exchange-traded funds.

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund’s income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions. If the f r equency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

JPMORGAN MULTI-MANAGER FUNDS

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P R O S P E C T U S    NOVEMBER 1

2006

INVESTMENT PROCESS

The Fund uses a “multi-manager” strategy. The Fund’s investment adviser is JPMIM. JPMIM allocates portions of the Fund’s Assets to several investment managers, called “subadvisers,” who then manage their respective portions of the Assets under the general supervision of JPMIM. JPMIM will also directly manage a portion of the Fund’s assets.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund’s Assets. In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers’ performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund’s Assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund’s portfolio holdings, evaluates the on-going performance of the sub-advisers and monitors concentration in a particular security or industry.

In managing the Fund, JPMIM and the subadvisers will apply an active equity management style. In selecting stocks, JPMIM and the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on JPMIM and each subadviser’s discipline. In determining whether to sell a stock, JPMIM and the subadvisers generally use the same type of analysis that they use in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The following table identifies the investment managers and their focus. For more details, see “The Funds’ Management and Administration” section.

SUBADVISER	SIZE OF COMPANIES	INVESTMENT STYLE	BENCHMARK INDEX*
J.P. Morgan Investment Management Inc.	Small Cap	Value	Russell 2000 Value
EARNEST Partners, LLC	Small Cap	Value	Russell 2000 Value
First Quadrant, L.P.[1]	Small Cap	Value	Russell 2000 Value
Vaughan Nelson Investment Management, L.P.[1]	Small Cap	Value	Russell 2000 Value

*	The Fund’s benchmark index is the Russell 2000 Value Index.

[1]	On October 14, 2005, shareholders of the JPMorgan Multi-Manager Small Cap Value Fund approved subadvisory agreements between JPMIM and each of First Quadrant, L.P. and Vaughan Nelson Investment Management, L.P.

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JPMorgan
    Multi-Manager Small Cap Value Fund

CONTINUED

THE FUND’S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM’s or a subadviser’s expectations regarding particular securities or markets are not met. Because each investment manager makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund’s exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund’s portfolio. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Since the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Since the Fund focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other type stocks or that have a broader investment style. Value investing attempts to identify companies, which according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of

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P R O S P E C T U S    NOVEMBER 1

2006

these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile or more illiquid than other types of equity securities.

To the extent that the Fund invests in foreign securities, investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement and less stringent investor protection and disclosure standards of some foreign markets. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Repurchase agreements involve some risk to the Fund if the other party does not meet its obligation under the agreement.

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund’s share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add an investment in small-capitalization companies with capital appreciation potential to further diversify a portfolio
•	want a fund that seeks to outperform the applicable benchmark index over the long term

The Fund is not designed for investors who:
•	want a fund that pursues market trends or focuses only on particular industries or sectors
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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JPMorgan
    Multi-Manager Small Cap Value Fund

CONTINUED

THE FUND’S PAST PERFORMANCE

This section shows the Fund’s performance record. The bar chart shows how the performance of the Fund’s shares has varied from year to year for the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares the performance to the Russell 2000 Value Index, a broad-based securities market index and the Lipper Small-Cap Value Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2004	13.94%
WORST QUARTER 3rd quarter, 2004	–1.23%

[1]	Effective June 30, 2006 the Fund changed its fiscal year end from 12/31 to 6/30.

The Fund’s year-to-date total return through 9/30/06 was 6.31%.

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AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR THE PERIOD ENDED DECEMBER 31 , 200 5

	PAST 1 YEAR	LIFE OF FUND[1]
Return Before Taxes	6.87	28.48
Return After Taxes on Distributions	4.70	26.85
Return After Taxes on Distributions and Sale of Fund Shares	6.62	24.46
Russell 2000 Value Index® (Reflects no Deductions for Fees, Expenses or Taxes)[2]	4.71	27.50
Lipper Small-Cap Value Index (Reflects no Deductions for Fees, Expenses or Taxes) [3]	7.45	28.50

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The Fund commenced operations on 2/28/03.

[2]	The Russell 2000 Value Index ® is an unmanaged index which measures the performance of those Russell 2000 companies with lower p rice-to -book ratios and lower fo recasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as invest ment management fees. By contrast the performance of the Fund reflects the deduction of the mutual fund expenses. Investors cannot invest directly in an Index.

[3]	The performance of the Lipper Small-Cap Value Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. Investors can not invest directly in an Index.

INVESTOR EXPENSES FOR SHARES

The expenses of the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND’S ASSETS)

Management Fees	0.85
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.25
Total Annual Operating Expenses[2]	1.35

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year .

[2]	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Fund (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses relating to short sales) exceed 1.40% of its average daily net assets until 10/31/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    Multi-Manager Small Cap Value Fund

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EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses.

This example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	137	428	739	1,624

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The Funds’ Management and Administration

The Multi-Manager Small Cap Growth Fund and Multi-Manager Small Cap Value Fund (the “Funds”) are each a series of J.P. Morgan Fleming Series Trust, a Massachusetts business trust (the “Trust”). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds.

THE FUNDS’ INVESTMENT ADVISER AND SUBADVISERS

J.P. Morgan Investment Management, Inc. (“ JPMIM ”) is the investment adviser for the Funds. Pursuant to the Investment Advisory Agreement with each Fund and subject to the overall direction of the Funds’ Board of Trustees, JPMIM is responsible for managing each Fund’s investment program in conformity with the stated investment objective and policies of each Fund, as described in this Prospectus. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), a bank holding company.

During the most recent fiscal year ended June 30, 2006, the Adviser was paid management fees (net of waivers) as shown below, as a percentage of average daily net assets:

FUND	%
Multi-Manager Small Cap Growth Fund	0.85
Multi-Manager Small Cap Value Fund	0.8 3

A discussion of the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between JPMIM and each of the Funds is available in the semi-annual report for the fiscal period ended December 31.

JPMIM serves as the “manager of managers” for the Funds and has responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM: (i) evaluates, selects, and recommends to the Trustees subadvisers needed to manage all or part of the Assets of the Funds; (ii) reviews the Funds’ portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Funds’ compliance with their investment objectives, investment strategies, policies and restrictions. Joel Levin, Vice President at JPMorgan Chase, is the portfolio manager providing these services to the JPMorgan Multi-Manager Small Cap Value Fund and the JPMorgan Multi-Manager Small Cap Growth Fund. In addition to his portfolio management role, Mr. Levin is a due diligence analyst responsible for researching, selecting and monitoring third party investment managers for the JPMorgan Private Bank. Mr. Levin has been with JPMorgan Chase for over 9 years, prior to which he worked for GHM Inc., a specialist firm on the American Stock Exchange. Joel holds a B.A. degree from New York University.

JPMIM also directly manages certain portions of the Multi-Manager Small Cap Value Fund (see table below). Subject to the foregoing, with the approval of the Trust’s Trustees and the initial shareholder of each Fund, JPMIM has selected and employed unaffiliated sub-advisers to perform the day-to-day management of each Fund. The subadvisers, and JPMIM to the extent it directly manages certain portions of the Multi-Manager Small Cap Value Fund, are responsible for deciding which securities to purchase and sell for their respective portions of the Funds and for placing orders for the Funds’ transactions.

The Funds and JPMIM have obtained an exemptive order of the Securities and Exchange Commission (“SEC”) granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, (the “Exemptive Order”), pursuant to which JPMIM is permitted, subject to supervision and approval of the Funds’ Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Fund. As such, the Funds and JPMIM may hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Shareholders will be notified of any changes in subadvisers. Shareholders of a Fund have the right to terminate a subadvisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also

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The Funds’ Management and Administration

CONTINUED

will permit the Funds to disclose to shareholders the management fees only in the aggregate for each Fund.

BlackRock Capital Management, Inc. (“BCM”), J. & W. Seligman & Co. Incorporated (“Seligman”), UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and Oberweis Asset Management, Inc. (“Oberweis”) are the subadvisers for the JPMorgan Multi-Manager Small Cap Growth Fund. Each is responsible for the day-to-day investment decisions of its portion of this Fund. The allocation of the Assets of the JPMorgan Multi-Manager Small Cap Growth Fund among BlackRock, Seligman, UBS Global AM and Oberweis will be determined by the Adviser, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the subadvisers for their services.

EARNEST Partners, LLC (“EARNEST”), First Quadrant, L.P. (“First Quadrant”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) are the subadvisers for the JPMorgan Multi-Manager Small Cap Value Fund. In addition, JPMIM directly manages a portion of this fund.

On October 14, 2005, shareholders of the JPMorgan Multi-Manager Small Cap Value Fund approved subadvisory agreements between JPMIM and each of First Quadrant, Vaughan Nelson and Advisory Research, Inc. (“Advisory Research”). Effective October 14, 2005, First Quadrant, Vaughan Nelson and Advisory Research joined then existing subadvisers EARNEST and ICM Asset Management, Inc. (“ICM”) as subadvisers to the JPMorgan Multi-Manager Small Cap Value Fund. On October 16, 2005, JPMIM terminated its subadvisory agreement with then existing subadviser ICM.

On November 2, 2005, Advisory Research gave notice to JPMIM that it had entered into a series of transactions that resulted in a recapitalization of Advisory Research and an “assignment” of its subadvisory agreement with JPMIM under the Investment Company Act of 1940. As a consequence, the subadvisory agreement with Advisory Research terminated automatically in accordance with its terms and Advisory Research is no longer a subadviser to the JPMorgan Multi-Manager Small Cap Value Fund.

On February 15, 2006 BlackRock Inc., the parent company of BlackRock Advisers, Inc., and Merrill Lynch & Co. Inc. (“Merrill Lynch”) announced their agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock Inc. Merrill Lynch will hold up to 49.8% of the total issued and outstanding capital stock of the combined entity. BlackRock Advisers, Inc. has also advised JPMIM that, in connection with the transaction, it intends to transfer the subadvisory agreement between it and JPMIM to its wholly-owned subsidiary , BCM .

The transaction between BlackRock Inc. and Merrill Lynch and the transfer of the subadvisory agreement from BlackRock Advisers, Inc. to BCM may have resulted in an “assignment” of the subadvisory agreement under the Investment Company Act of 1940, as amended. If an assignment occur r ed , JPMIM’s subadvisory agreement with BlackRock Advisors, Inc. w ould terminate automatically in accordance with its terms. To prevent any disruption of subadvisory services, JPMIM enter ed into a new subadvisory agreement with BCM. Pursuant to the terms of an exemptive order obtained by J.P. Morgan Fleming Series Trust (the “Trust”) and JPMIM from the SEC (the “Exemptive Order”), JPMIM is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without seeking shareholder approval.

On September 13, 2006 the Board of Trustees of the Trust, including a majority of the disinterested Trustees, approved the new subadvisory agreement between JPMIM and BCM, which bec a me effective on October 1, 2006. The new sub advisory agreement with BCM is substantially the same as the previous subadvisory agreement between JPMIM and BlackRock Advisors, Inc. As required by the terms of the Exemptive Order, an Information Statement providing notice of the new subadvisory agreement between JPMIM and BCM will be mailed to shareholders of the Multi-Manager Small Cap Growth Fund on or about November 1 5 , 2006.

On October 2, 2006, J. & W. Seligman & Co. Incor porated, one of the sub-advisers to the Multi- Manager Small Cap Growth Fund, gave notice to the Adviser that on September 26, 2006, the New York State Attorney General (the “Attorney General”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively,

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“Seligman”), alleging, in substance, that Seligman permitted persons to engage in frequent trading in the open-end, registered investment companies managed by Seligman (the “Seligman Funds”) other than certain arrangements previously disclosed by Seligman and, as a result, the prospectus disclosure used by the Seligman Funds is and has been mis leading, and various other related matters. The Attorney General also claims that the fees charged by Seligman with respect to the Seligman Funds are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman has stated that it believes that the claims are without merit and that it intends to defend itself vigorously. Any resolution of these matters with regulatory authorities may include, but not be limited to, the relief sought by the Attorney General or other sanctions or changes in procedures. Any damages will be paid by Seligman. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing investment advisory and other services, including serving as an investment adviser for the Multi-Manager Small Cap Growth Fund. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide investment advisory and other services. There is no assurance that such exemptive relief will be granted. Seligman has stated that it does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Multi- Manager Small Cap Growth Fund; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Multi-Manager Small Cap Growth Fund or other adverse consequences. JPMIM has given notice to Seligman of its intention to terminate its subadvisory agreement with Seligman effective as of December 8, 2006.

JPMIM and the subadvisers are responsible for the day-to-day investment decisions of the JPMorgan Multi-Manager Small Cap Value Fund. The allocation of the Assets of the Fund among EARNEST, First Quadrant, Vaughan Nelson and JPMIM will be determined by the Adviser, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the sub-advisers for their services.

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The Funds’ Management and Administration

CONTINUED

PORTFOLIO MANAGERS

The table below illustrates each Fund’s subadvisers and the individual(s) who will serve as portfolio manager for each subadviser’s portion of Fund Assets. The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

SUBADVISER AND ADDRESS	YEAR FOUNDED/ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2006	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
BLACKROCK CAPITAL MANAGEMENT, INC. One Financial Center Boston, MA 02111	1988 $ 46 4 billion	Neil Wagner Managing Director
Mr. Wagner heads BCM’s Small and Mid-Cap Growth Equity Team. Prior to joining BlackRock Advisors, Inc. in April 2002, Mr. Wagner worked at Massachusetts Financial Services (MFS), focusing on small and mid-cap equities. Mr. Wagner joined MFS as a research analyst in 1998 and became a portfolio manager there in 2000. Prior to that, he was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998.

Eileen Leary, CFA, CPA Managing Director
Ms. Leary is co-head of the small and mid cap growth equity team. She is the lead manager for mid cap growth portfolios. Prior to joining BlackRock Advisors, Inc. in 2005, Ms. Leary was a mid cap growth portfolio manager at State Street Research & Management. Ms. Leary joined State Street Research & Management in 1989 and held a variety of different positions, including portfolio manager, equity analyst and financial control manager.

J. & W. SELIGMAN & CO. INCORPORATED 100 Park Avenue New York, NY 10017	1864 $ 18.6 billion	Michael J. Alpert Senior Vice President	Investment Officer of Seligman, and head of the Seligman Small Company Growth team. Mr. Alpert joined Seligman in August 1999.

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SUBADVISER AND ADDRESS	YEAR FOUNDED/ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2006	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Stephan B. Yost Senior Vice President
Investment Officer of Seligman, Mr. Yo st joined Seligman in March 2001. Previously, Mr. Yost was a Portfolio Manager at Dawson Samberg Capital Management from 1999 to 2000 where he was responsible for health care and financial equity selection. Mr. Yost provides assistance to Mr. Alpert in managing the Seligman advised assets through his research and contributions to the investment decisions with respect to companies in the health care and health care related industries.

Matthew T. D’Alto Vice President
Investment Officer of Seligman, Mr. D’Alto joined Seligman in July 2002. Previously, Mr. D’Alto was an investment associate, Large Cap Value, for Putnam Investments from 1998 to 2000. Mr. D’Alto provides assistance to Mr. Alpert in managing the Seligman advised assets through his research and contributions to the investment decisions with respect to companies operating primarily in the financial services, energy and technology sectors, among other sectors.

Mira J. Lee Vice President
Investment Officer of Seligman, Ms. Lee joined Seligman in August 2002. Prior to then, during the fall of 2000, Ms. Lee worked as a Fall Associate at Morgan Stanley in the Mergers, Acquisitions & Restructurings Department based in Hong Kong. Ms. Lee provides assistance to Mr. Alpert in managing the Seligman advised assets through her research and contributions to the investment decisions with respect to companies operating primarily in the consumer, industrials and materials sectors, among other sectors.

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The Funds’ Management and Administration

CONTINUED

SUBADVISER AND ADDRESS	YEAR FOUNDED/ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2006	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
UBS GLOBAL ASSET MANAGEMENT (Americas) INC. (“UBS GLOBAL AM”) 1 N. Wacker Dr. Chicago, IL 60606
1972
UBS Global AM:
approximately
$ 121 billion

UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG. As of June 3 0 , 200 6 , the Group had approximately
$ 629.7 billion under management
Paul A. Graham, Jr., CFA Managing Director
Mr. Graham is responsible for all aspects of US Growth Equities’ investment philosophy, process and portfolio construction. He is also responsible for overseeing and managing US Small/Mid Cap Growth Equity portfolios. Mr. Graham has held portfolio management responsibilities with the firm since 1994. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management.

David N. Wabnik Executive Director
Mr. Wabnik is responsible for overseeing and managing the US Small/Mid Cap Growth Equity portfolios. Mr. Wabnik has been a portfolio manager with the firm since 1995. He served as a small cap portfolio manager/senior research analyst with Value Line Asset Management for four years prior to joining the firm. He also served as a tax accountant and financial advisor at Morgan Stanley & Co.

OBERWEIS ASSET MANAGEMENT, INC. 3333 Warrenville Rd. Suite 500 Lisle, IL 60532	1989 $ 2.2 billion	James W. Oberweis , CFA President and Portfolio Manager	President of Oberweis Asset Management, Inc. and has served as portfolio manager of the Oberweis Funds since 1996.

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JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

ADVISER/SUBADVISER AND ADDRESS	YEAR FOUNDED/ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2006	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
J.P. MORGAN INVESTMENT MANAGEMENT INC. 245 Park Avenue New York, NY 10167	1984 $ 327 billion	Christopher Blum Managing Director and Portfolio Manager
Portfolio manager in the U.S. Small Cap Equity Group. Prior to rejoining JPMIM in 2001, Mr. Blum was a research analyst at Pomona Capital from September 1999 to June 2001. Prior to that, he worked in the U.S. Structured Equity Group at JPMIM for three years.

		Dennis Ruhl Vice President and Portfolio Manager	Portfolio Manager in the U.S. Small Cap Equity Group and a JPMIM employee since 1999. Previously, Mr. Ruhl worked on quantitative equity research as well as business development.
EARNEST PARTNERS, LLC 1180 Peachtree Street, NE Suite 2300 Atlanta, Georgia 30309	1998 $ 24.7 billion	Paul Viera CEO and Portfolio Manager	EARNEST founder and CEO, Paul Viera has over 25 years of investment experience.
FIRST QUADRANT, L.P. 800 East Colorado Blvd., Suite 900 Pasadena, California 91101	1988 $ 28.3 billion	Christopher Luck Partner
Mr. Luck joined First Quadrant in 1995. As partner and director of global equities, Mr. Luck is responsible for the research, implementation, and management of First Quadrant equity strategies. Prior to joining First Quadrant, Mr. Luck spent eight years at Barra, a Berkeley-based provider of risk management solutions.

Dr. Andrew L. Berkin
Dr. Berkin manages First Quadrant’s
Small and Mid Cap equity products. He joined the research group at First Quadrant in 1997. Prior to joining First Quadrant, Dr. Berkin worked at the Jet Propulsion Laboratory.

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The Funds’ Management and Administration

CONTINUED

ADVISER/SUBADVISER AND ADDRESS	YEAR FOUNDED/ASSETS UNDER MANAGEMENT AS OF June 30, 2006	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P. 600 Travis Street, Suite 6300 Houston, Texas 77002	1970 $ 5.6 billion	Chris D. Wallis, CFA Senior Portfolio Manager
Mr. Wallis has been associated with Vaughan Nelson since 1999, and has been lead manager of Vaughan Nelson’s Small Cap Value Strategy for over 5 years. Mr. Wallis has 14 years of investment/financial analysis and accounting experience.

Scott J. Weber, CFA Portfolio Manager
Mr. Weber has been associated with Vaughan Nelson since 2003. Before joining Vaughan Nelson, he was a vice president from 2000 to 2003 of RBC Capital Markets and an associate at Deutsche Bank Alex Brown from 1997 to 2000.

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THE FUNDS’ ADMINISTRATOR

JPMorgan Funds Management, Inc. (the “Administrator”) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

THE FUNDS’ SHAREHOLDER SERVICING AGENT

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Shares of the Funds held by investors serviced by the shareholder servicing agent. JPMDS may enter into services agreements with certain Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

THE FUNDS’ DISTRIBUTOR

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO
FINANCIAL INTERMEDIARIES

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

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How Your Account Works

PURCHASING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you purchase shares of these Funds. The price you pay for your shares is the net asset value (NAV) per share of the applicable Fund. NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a Fund (minus Fund liabilities) by the number of outstanding shares in that Fund. The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all securities , except North American, Central American, South American, and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Funds’ Board of Trustees, determines that use of another fair valuation methodology is appropriate.

Each Fund calculates its NAV once each day following the close of the New York Stock Exchange (NYSE) at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

Only Qualified Investors may purchase shares. For the purposes of the Funds Qualified Investors are trusts, fiduciary accounts, investment management and other investment clients of JPMorgan Chase Bank and its affiliates (the “Financial Intermediary”).

Officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also purchase shares directly from the Funds. An account application must be completed to make an initial purchase of Fund shares directly from the Funds. Send the completed account application and a check to JPMorgan Fund Services, P.O. Box 8528, Boston, MA 02266-8528. You may purchase additional shares over the telephone, if the option to make account transactions over the telephone is selected on your account application. You may revoke your right to make purchases over the telephone by sending a letter to JPMorgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528. The Funds may modify or cancel the ability to purchase shares by phone without notice. For further information on employee investment minimums, eligibility and account opening procedures and options, please call 1-800-480-4111.

Current shareholders of the Funds that are no longer Qualified Investors may also purchase additional shares of the applicable Fund directly from the Fund or through financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent.

The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. All checks must be in U.S. dollars and should be made payable to JPMorgan Funds or the specific fund of which shares are being purchased. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH

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transaction is subject to certain limitations. See “Redeeming Fund Shares”. Purchases made by check may be canceled if the check does not clear, and you will be responsible for any expenses and losses to the Funds.

To pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and obtain wiring instructions. Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

Only purchase orders accepted by the Funds or your Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. If you purchase shares through a Financial Intermediary, tell your JPMorgan Client Manager which Funds you want to purchase and he or she will contact us, you may be required to complete additional forms or follow additional procedures. It is the responsibility of your Financial Intermediary to send your purchase order to the Funds. Your Financial Intermediary may require you to follow additional procedures and may impose different minimum investments and an earlier cut-off time to purchase shares.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market timing strategies . For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers.

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As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

Federal law requires all financial institutions to obtain, verify and record an accountholder’s name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government-issued identification when opening an account. The Funds may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Funds, their transfer agent, shareholder servicing agent or financial intermediaries to attempt to verify the accountholder’s identity. The Funds may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Funds may suspend or limit account transactions while in the process of attempting to verify the accountholder’s identity. If the Funds are unable to verify the accountholder’s identity within a reasonable time, the Funds may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

Officers, directors, trustees, retirees and employees and their immediate families, of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Fund and not

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through a Financial Intermediary. Please call 1-800-480-4111 for more information.

REDEEMING FUND SHARES

You may redeem some or all of your shares on any day that the Funds are open for business.

When you redeem your shares, you will receive the NAV per share next calculated after the Funds or your Financial Intermediary accepts your redemption order. Redemption orders accepted by the Funds or your Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Qualified Investors should tell their JPMorgan Client Manager which Funds they want to sell. He or she will send all necessary documents to JPMorgan Funds Services. Your Financial Intermediary must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day’s price. Your Financial Intermediary may charge you for this service.

Officers, directors, trustees, retirees and employees and their immediate families, of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates that have opened accounts with the Funds may redeem shares by sending a written redemption request to the Fund at JPMorgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528. If you selected the option to transact with the Funds by telephone on your account application, you may also redeem over the telephone by calling 1-800-480-4111 to relay your redemption request. The Funds may modify or cancel the ability to redeem shares by phone without notice.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

You may also need to have a medallion signature guarantee if you want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check or want your payment sent to an address, bank account or payee other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

REDEMPTIONS-IN-KIND

Although redemptions will generally be made in cash, each Fund reserves the right to make redemptions in securities as permitted by applicable law.

EXCHANGING FUND SHARES

You can exchange your Fund Shares for Select Class Shares of certain other JPMorgan Funds. Call your JP Morgan Client Manager for details. Or, if you purchased your Fund shares directly from the Funds, call 1-800-480-4111 for more information.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. You should talk to your tax advisor before making an exchange.

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Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

OTHER INFORMATION CONCERNING THE FUNDS

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares”.

The Funds will accept telephone instructions from your Financial Intermediary. You may authorize your Financial Intermediary to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your Financial Intermediary has a responsibility to take reasonable precautions to confirm that the instructions are genuine.

If you purchased shares directly from the Funds and selected the option to transact with the Funds by telephone, the Funds will accept additional purchase, redemption and exchange orders from you by telephone. The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You or your JPMorgan Client Manager may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You or your JPMorgan Client Manager can mail us your instructions. We may modify or cancel the sale of shares by phone without notice.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds generally declare and pay any net investment income and net capital gains at least annually.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a noncorporate U.S. shareholder during a tax year beginning before January 1, 20 11 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by each Fund will generally be

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limited to the aggregate of the eligible dividends received by a Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions properly designated as net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long - term capital gains over net short- term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a tax year beginning before January 1, 20 11 is generally taxed at a maximum rate of 15% . Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Funds’ investments in certain mortgage backed securities, debt obligations and derivative instru ments may cause the Funds to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to elimi nate tax at the Fund level.

The Funds’ investments in ETFs, REITs, affiliated money market funds and other investment compa nies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by sharehold ers.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

Investment income received by a Fund from sources in foreign jurisdictions may have taxes withheld at the source.

The dates on which dividends and capital gains will be distributed will be available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary

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to buy your shares), you may access your account statements at www.jpmorganfunds.com.

Two months after each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s web-site at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calen dar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A des cription of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Short-term trading

• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce a Fund’s returns
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Derivatives

• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred*
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives, such as futures, options, swaps, and forward foreign currency contracts, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark. The Fund s may also use derivatives in an effort to produce increased income or gain
•  A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Fund s may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its Portfolio

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives

• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Segregated assets and collateral accounts established in connection with derivatives may limit the Funds’ investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending

• When the Fund lends a security, there is a risk that the loaned security may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The Adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The Adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

• Each Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
•  The market value of convertible securities
an d other debt securities tends to fall when prevail ing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or pre ferred stock fluctuates.
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market fund s; i n addition to the securities described in the Fund summary, e quity investments may include common stocks, convertible securities [1] , preferred stocks [2] , depositary receipts (such as A merican D epositary R eceipt s and E uropean D epositary R eceipt s), trust or partnership interests, warrants and rights [3] and investment company securities including exchange-traded funds
• Each Fund may invest uninvested cash in affiliated money market funds
• Each Fund seeks to limit risk and enhance performance through active management
• During severe market downturns or other unusual circumstances (such as out-of-the ordinary redemptions), each Fund has the option of investing up to 100% of its assets in high quality short-term investments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices
• The Adviser and each subadviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of divi dends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

• Currency exchange rate movements could reduce gains or create losses
•  A Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

• Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Each Fund anticipates that its foreign investments will not exceed 2 0% of total Assets.
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Illiquid holdings

• A Fund could have difficulty valuing these holdings precisely • A Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  A Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality short-term securities (including repurchase agreements) and, for temporary or extraordinary purpose, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

E xchange T raded F und s (ETFs) and other investment companies

• If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), a Fund’s investments in other investment companies, including ETFs, are subject to percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]
• SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit each Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• An SEC exemptive order granted to the Funds permits each Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trust (REITS)[1]

• The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests.
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.
• REITs may be more volatile and/or more illiquid than other types of equity securities.
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to share holders (including a Fund) would be reduced by any corporate taxes payable by the REIT.

• A Fund can gain exposure to an additional asset class in order to further diversify its assets.
• A Fund may receive current income from its REIT investments.
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT.

• A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor eco nomic and real estate trends affecting the value of REITs.
• Unless investing in REITs is described in its Fund Summary, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets.

[1]	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

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2006

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities

• The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s matu rity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mort gage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or princi pal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

• Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt secu rities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

• The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

JPMORGAN MULTI-MANAGER FUNDS

37

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through four fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is available upon request.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gains
Multi-Manager Small Cap Growth Fund
January 1, 2006 to June 30, 2006 (d)	$14.86	$(0.07)		$0.59	$0.52	$—
Year ended December 31, 2005	15.12	(0.13)		0.79	0.66	(0.92)
Year ended December 31, 2004	14.15	(0.16	)(f)	1.33	1.17	(0.20)
February 28, 2003 (e) to December 31, 2003	10.00	(0.11	)(f)	4.86	4.75	(0.60)

Multi-Manager Small Cap Value Fund
January 1, 2006 to June 30, 2006 (d)	16.90	(0.01)		1.29	1.28	—
Year ended December 31, 2005	17.84	(0.01)		1.26	1.25	(2.19)
Year ended December 31, 2004	15.47	(0.05	)(f)	3.20	3.15	(0.78)
February 28, 2003 (e) to December 31, 2003	10.00	(0.02	)(f)	5.81	5.79	(0.32)

(a)	Annualized for periods less than one year

(b)	Not annualized for periods less than one year

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from December 31 to June 30.

(e)	Commencement of operations

(f)	Calculated based upon average shares outstanding

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2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.38	3.50%	$334,406	1.31%	(0.95)%	1.31%	40%
14.86	4.38	289,221	1.39	(0.92)	1.40	132
15.12	8.48	291,144	1.40	(1.10)	1.41	170
14.15	47.78	200,650	1.40	(1.02)	1.56	138

18.18	7.57	420,496	1.32	(0.06)	1.35	26
16.90	6.87	365,875	1.34	(0.07)	1.34	113
17.84	20.61	388,302	1.40	(0.32)	1.41	46
15.47	58.01	215,419	1.40	(0.21)	1.58	34

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this Prospectus. This means, by law, it is considered to be part of this Prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

The Funds’ Investment Company Act File No. is 811-21276

©JPMorgan Chase & Co. All Rights Reserved. November 2006.

PR-MULTI-1106

STATEMENT OF
ADDITIONAL INFORMATION
Dated November 1, 2006

JPMorgan Multi-Manager Funds

J.P. Morgan Fleming Series Trust

JPMorgan Multi-Manager Small Cap Growth Fund
JPMorgan Multi-Manager Small Cap Value Fund

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the Prospectus (the “Prospectus”) dated November 1, 2006 for the JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund as supplemented from time to time. The Prospectus is available, without charge upon request by contacting JPMorgan Distributon Services, Inc., the Funds’ distributor (“JPMDS” or the “Distributor”) at P.O. Box 711235, Columbus, OH 43271-1235.

For more information about your account and financial statements, simply call your Client Manager or call or write JPMorgan Funds Services at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
1-800-480-4111

SAI-MULTI-1106

GENERAL

JPMorgan Multi-Manager Small Cap Growth Fund (“Multi-Manager Small Cap Growth Fund”) and JPMorgan Multi-Manager Small Cap Value Fund (“Multi-Manager Small Cap Value Fund”) (each a “Fund” and collectively, the “Funds”) are each a series of J.P. Morgan Fleming Series Trust (the “Trust”), an open-end management investment company formed as a Massachusetts business trust on December 23, 2002. The Funds are non-diversified as defined in the Investment Company Act of 1940. Each Fund is managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”). Decisions concerning the investment and reinvestment of the assets of each Fund will normally be made by at least three investment managers (each, a “Subadviser”), each of which will be responsible for advising a separate portion of the Fund’s assets. JPMIM will also directly manage certain portions of the Multi-Manager Small Cap Value Fund in place of a Subadviser. The Subadvisers will consist of professional investment advisers selected by the Adviser subject to the review and approval of the Trust’s Board of Trustees. In choosing Subadvisers, the Adviser will seek to obtain, within each Fund’s overall objective, a variety of stock selection processes and methodologies. The Trustees of the Trust have authorized the issuance and sale of Shares for the Funds.

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the Funds’ current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A., an affiliate of the Advisers or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES AND RESTRICTIONS

The Prospectus sets forth the investment objectives and policies of the Funds. The following information supplements and should be read in conjunction with the related sections of the Prospectus.

Equity Securities, Warrants and Rights

          Common Stock. Each of the Funds may invest in common stock. Common stock represents a share of ownership in a company and usually carries voting right and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Common Stock Warrants and Rights. Each of the Funds may purchase common stock warrants and rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

          Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders , while warrants are typically attached to new debt or preferred stock issuances.

          Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

          Preferred Stock. Each of the Funds may invest in preferred stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Risks Associated with Initial Public Offerings (IPOs). The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Investment Company Securities and Exchange Traded Funds (“ETFs”)

          Exchange Traded Funds (“ETFs”). Each of the Funds may invest in ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks des Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

          ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop Index.

          ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

          The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

          Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

           Unless permitted by the 1940 Act or an order or rule issued by the SEC, the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

          SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

          Investment Company Securities. Each Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. The 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

           The 1940 Act’s limits summarized above do not apply to the Funds of Funds or to other Funds to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. The SEC has granted an exemptive order permitting certain Funds to invest their uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Fund’s Adviser will waive and/or reimburse its advisory fee from the Trust in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

           Pursuant to new exemptive rules under the 1940 Act recently adopted by the SEC and effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in excess of the 1940 Act limitations described in the first paragraph under this sub-heading.

Foreign Investments

          Each of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies, an issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

          Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

          Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

          Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

          Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates , the relative strength of those currencies and the U.S. dollar , and exchange- control regulations.

          Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategies to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

          In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Real Estate Investment Trusts (“REITs”)

          Each of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows , are not diversified, and are subject to default by borrowers and self-

liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

     limited financial resources;

     infrequent or limited trading; and

     more abrupt or erratic price movements than larger company securities.

          In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

U.S. Government Obligations

          Each of the Funds may invest in U.S. government obligations. U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

          The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

          Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (“Fannie Mae”), which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

Illiquid Investments; Private Placements, Restricted Securities and Other Unregistered Securities

          Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

          Unregistered securities may include Rule 144A securities, which are securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by a Fund’s Adviser and approved by the Board of Trustees. The Board of Trustees will monitor on a periodic basis the implementation of these guidelines by a Fund’s Adviser.

          A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

          The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale) . Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. A Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

          The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

          Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Investment Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

          The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Temporary Defensive Positions.

          To respond to unusual circumstances a Fund market conditions, certain of the Funds may invest up to 100% of its their assets in cash and or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may prevent a Fund from meeting its investment objective result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Borrowings

          A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (the “SEC”). Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

Interfund Lending

          To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from each other through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

          If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

          A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

          No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

          The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional borrowing costs.

Commercial Paper

          Each of the Funds may invest in commercial paper. Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

          The Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Mortgage-Backed Securities (CMOS and REMICS)

          Each of the Funds may invest in mortgage-backed securities. Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A

REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments).

          Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	government-related organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

          Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

          Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

          Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

          Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

          REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

          CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Risk Factors of Mortgage-Related Securities

          Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

          Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

          Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

          Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

          Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Options and Futures Transactions

          A Fund may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on fixed income securities and indexes of fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

          Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance. A Fund may not use future contracts and options for speculation.

          Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund’s turnover rate. A Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell options on futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund’s net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund’s total assets.

          The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

Options

          Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

          The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

          The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

          If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

          Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

          The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

          Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

          Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

          Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet creditworthiness standards approved by the Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts

          When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

          When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

          The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that earmarking or reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

          Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin ” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

          The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

          Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

          Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

          Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

          Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

          Asset Coverage for Futures Contracts and Options Positions. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit.

          A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

          Limitations on the Use of Options. Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker-dealers with whom a Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Convertible Securities

          Subject to a Fund’s investment restrictions, objective and strategy, the Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

          The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

          Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

New Financial Products.

          New options and futures contracts and other financial products, and various combinations thereof, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Portfolio Turnover

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser and Sub-Advisers intend to manage each Fund’s assets by buying and selling securities to help attain its investment objective. The table below sets forth the Funds’ portfolio turnover rates for the period noted. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See “Distributions and Tax Matters” below.

	Fiscal Year Ended 12/31/2004	Fiscal Year Ended 12/31/2005	Fiscal Year Ended 6/30/2006[1]

Multi-Manager Small Cap Growth Fund	170%	132%	40%
Multi-Manager Small Cap Value Fund	46%	113%	26%

1 Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment restrictions below have been adopted by the Trust with respect to each Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

Each Fund:

(1) May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC; however, each Fund may, from time to time, invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in different, but related, industries);

(2) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

(3) May not borrow money, except to the extent permitted by applicable law;

(4) May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages;

(6) May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(7) May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions

The investment restrictions described below are not fundamental policies of the Funds and may be changed by their Trustees. These non-fundamental investment policies require that each of the Funds:

(i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

(iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND PRINCIPAL OFFICERS OF THE TRUST AND THE FUNDS

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and Officers of the Trust and their principal occupations during the past five years, addresses and year of birth are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees to unaffiliated Trustees for their service as trustees. Unless otherwise noted, the business address of each Trustee and each Officer is 245 Park Avenue, New York, New York 10167.

TRUSTEES

The names of the Trustees of the Funds, together with information regarding the year of their birth, positions with the Funds, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Fund Complex.

Name (Year of Birth) and Position Held with the Funds (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/ Funds in JPMorgan Fund Complex to be Overseen by Trustee	Other Directorships Held Outside JPMorgan Fund Complex(1)

Non-Interested Trustees

Cheryl Ballenger (1956), Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004 - Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	12	None

John R. Rettberg (1937), Trustee (since 2002)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	12	None

Ken Whipple (1934), Trustee (since 2002)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	12	Director of AB Volvo and Korn Ferry International (executive recruitment)

Name (Year of Birth) and Position Held with the Funds (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/ Funds in JPMorgan Fund Complex to be Overseen by Trustee	Other Directorships Held Outside JPMorgan Fund Complex(1)

Non-Interested Trustees

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	12	None

Interested Trustee

John F. Ruffle(2) (1937), Trustee (since 2002)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	12	Trustee of Johns Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

(2) The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment adviser.

Each Trustee serves for an indefinite term, subject to the Funds’ current retirement policy, which is age 70, except Messrs. Rettberg, Ruffle and Whipple, for whom it is age 73. The Trustees decide upon general policies and are responsible for overseeing the Trust’s business affairs. The Board of Trustees presently has Audit, Nominating and Valuation Committees. Each Trustee who is not an “interested person” of the Trust serves as a member of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee pre-approves any services to be provided by the independent auditors to the Trust. In addition, the Audit Committee considers and approves any non-audit services, and the fees to be charged for such non-audit services, to be provided by the independent auditors to any entity controlling, controlled by or under common control with JPMIM that provides ongoing services to the Trust. Pre-approval considerations include whether the proposed services are compatible with maintaining the auditor’s independence. The Audit Committee met four times during the period ended June 30, 2006. Each Trustee who is not an “interested person” of the Trust serves as a member of the Nominating Committee. The function of the Nominating Committee is to select and nominate persons who will continue to contribute to the independence and effectiveness of the Board. The Nominating Committee will consider and evaluate candidates on the basis of the candidate’s relevant knowledge, experience and expertise, the candidate’s ability to carry out his or her duties in the best interests of the Trust and its shareholders and the candidate’s ability to qualify as a non- interested Trustee. The Nominating Committee does not have a charter. The Nominating Committee did not meet during the period ended June 30, 2006. Each Trustee who is not an “interested person” of the Trust serves as a member of the Valuation Committee. The function of the Valuation Committee is to review fair value determinations outside of regularly scheduled Board meetings. The Chairperson of the Valuation Committee, in consultation with the full Committee as the Chairperson deems appropriate, is authorized to review and approve fair value determinations. The Valuation Committee met four times during the period ended June 30, 2006; the full Board reviewed fair value determinations at each meeting during that year.

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Funds and each Trustee’s aggregate ownership in any portfolios/funds that the Trustee oversees in the JPMorgan Fund Complex(1) :

Name of Trustee	Ownership of Multi-Manager Small Cap Growth Fund	Ownership of Multi-Manager Small Cap Value Fund	Aggregate Dollar Range of Equity Securities in the JPMorgan Fund Complex(1)
Non-Interested Trustees
Cheryl Ballenger	None	None	None
John R. Rettberg	None	None	None
Ken Whipple	None	None	None
Jerry B. Lewis	None	None	None
Interested Trustee
John F. Ruffle	Over $100,000	Over $100,000	Over $100,000

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

(2) Securities Valued as of December 31, 2005.

As of December 31, 2005, none of the non- interested Trustees or their immediate family members owned any shares of JPMIM or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with JPMIM.

Each Trustee is currently paid an annual fee of $36,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee.

The aggregate Trustee compensation and expenses paid by the Funds and the JPMorgan Fund Complex for the fiscal year ended December 31, 2005 are set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	Multi-Manager Small Cap Growth Fund	Multi-Manager Small Cap Value Fund	Total Compensation Paid From JPMorgan Fund Complex(1)
Non-Interested Trustees
Cheryl Ballenger	$3,327	$4,668	$37,896
John R. Rettberg	$3,327	$4,668	$37,896
Ken Whipple	$3,327	$4,668	$37,896
Jerry B. Lewis	$3,884	$5,418	$39,979
Interested Trustee
John F. Ruffle	$3,327	$4,668	$37,896

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•

an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;

•

an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;

•	the Adviser or the principal underwriter of the Trust;

•	an officer of the Adviser or the principal underwriter of the Trust;

•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

OFFICERS

The Trust’s executive officers (listed below) are generally employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. As of June 30, 2006, the Trust has no employees and as of such date, did not provide any compensation to any officers of the Trust.

The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions throughout the firm in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)**

Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)

Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc. from 1996 - 2001, an independent company owned by the Board of Directors/ Trustees of the JPMorgan Funds prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)**

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950) AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personnel trading and compliance testing since 2004. Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Name (Year of Birth), Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years

Stephen M. Benham (1959), Secretary (2005)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Michael C. Raczynski (1975) Assistant Secretary (2006)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2006; Associate Strook & Strook & Lavan LLP from 2001 to 2006.
Nancy E. Fields (1949), Assistant Secretary (2005)**

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966) Assistant Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Laura S. Melman (1966) Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006

Jeffrey A. House (1972) Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from 1995 until 2006.

*	The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

As of October 1, 2006, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio.

CODES OF ETHICS

The Trust, JPMIM, its affiliated sub-advisers, and JPMDS have each adopted the codes of ethics described below. The Funds’ subadvisers are unaffiliated and have adopted separate codes of ethics under Rule 17j-1 of the 1940 Act.

The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or a Fund. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust or a Fund any untrue statement of a material fact or omit to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by JPMIM requires that all employees must: (i) place the interest of the accounts which are managed by JPMIM first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of JPMIM are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. JPMIM’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of JPMIM’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PROXY-VOTING PROCEDURES AND GUIDELINES

The Board of Trustees of the Funds have delegated to each of the Subadvisers proxy voting authority with respect to the portfolio securities of the portion of the Fund that such Subadviser manages. The policies and procedures used by JPMIM, with respect to the portion of the Multi-Manager Small Cap Value Fund that it directly manages, and each Fund’s respective Subadvisers to determine how to vote proxies relating to the portfolio securities of such Fund are summarized below.

          JPMIM. JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIA, JPMIM and SC-R&M and their affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

          Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM also considers the cost of voting in light of the expected benefit of the vote.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management’s arguments for promoting the prospective change. JPMIM’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

JPMIM will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

JPMIM will vote in favor of proposals which will enhance a company’s long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	JPMIM reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, JPMIM will generally vote against such proposals and vote for revoking existing plans.

•	Where social or environmental issues are the subject of a proxy vote, JPMIM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•

With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMIM’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy-voting policies of the U.S. Guidelines:

• JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

• JPMIM votes proposals to classify Boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

• JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

• JPMIM votes against proposals for a super-majority vote to approve a merger.

• JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

• JPMIM votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.

• JPMIM also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

EARNEST Partners, LLC. The best interest of advisory accounts (“accounts”) shall be the sole consideration when voting proxies of portfolio companies. Each proxy issue shall receive individual consideration based on all the relevant facts and circumstances. As a general rule, EARNEST Partners, LLC (“EARNEST Partners”) shall vote against any actions which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. Following is a partial list of issues that require special attention: classified boards, change of state of incorporation, poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger, executive severance agreements, provisions limiting shareholder rights.

In addition to the foregoing, the following shall be adhered to unless EARNEST Partners is instructed otherwise in writing with respect to an advisory account:

• EARNEST Partners shall not actively engage in conduct that involves an attempt to change or influence the control of a portfolio company.

• EARNEST Partners will not announce its voting intentions and the reasons therefor.

• EARNEST Partners shall not participate in a proxy solicitation or otherwise seek proxy voting authority from any other portfolio company shareholder.

• EARNEST Partners shall not act in concert with any other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

• All communications with portfolio companies or fellow shareholders shall be for the sole purpose of expressing and discussing Earnest Partners’ concerns for its advisory accounts interests and not for an attempt to influence the control of management.

EARNEST Partners has designated a Proxy Director. The Proxy Director shall consider every issue presented on every portfolio company proxy. The circumstances underlying each proxy issue will be given careful individual attention. The Proxy Director will also use all available resources, including proxy evaluation services, to assist in the analysis of proxy issues. Proxy issues presented to the Proxy Director will be voted in accordance with the judgment of the Proxy Director, taking into account the general policies outlined above and EARNEST Partners’ Proxy Voting Guidelines. In the case where EARNEST Partners has a material conflict of interest with an advisory account, the Proxy Director will utilize the services of outside professionals (such as Institutional Shareholder Services) to assist its analysis of voting issues and actual voting of proxies to ensure that a decision to vote the proxies was based on an advisory accounts best interest and was not the product of a conflict of interest. In the event the services of an outside third party professional are not available in connection with a conflict of interest, the Aviser will seek the advice of the Client.

J. & W. Seligman & Co. Incorporated. Under the supervision of J. & W. Seligman & Co. Incorporated (“Seligman”), one or more independent third parties votes proxies of portfolio companies based on Seligman’s criteria of what is in the best financial interests of each advisory account. In the case of social and political responsibility issues, which do not involve financial considerations, it is not possible to fairly represent the diverse views of Seligman’s advisory accounts and, thus, Seligman’s policy generally is to abstain from voting on these issues, unless an advisory account has provided other instructions. Notwithstanding the above, proposals seeking disclosure of certain matters relating to social and political issues may be supported if such disclosure is not deemed to be unduly burdensome.

The Proxy Voting Process. Proxies for securities held in the advisory account’s portfolios will be received, processed and voted by one or more independent third parties under the supervision of Seligman pursuant to guidelines (the “Seligman Guidelines”) established by Seligman’s Proxy Voting Committee (the “Committee”). A brief description of the Seligman Guidelines can be found below.

The Committee was established to set policy and the Seligman Guidelines, to consider new corporate governance issues as they arise, to assist in determining how Seligman will respond to such issues and to provide oversight of the proxy voting process. The Committee is chaired by Seligman’s Chief Investment Officer and includes Seligman’s General Counsel and Chief Financial Officer.

Seligman subscribes to a service offered by an independent third party which assists in the tracking, voting and recordkeeping of proxies and provides research on the proposals to be acted upon at shareholder meetings of most of the companies for which securities are held.

Conflicts of Interests. Seligman’s Chief Compliance Officer maintains a Proxy Watch List, which contains the names of those companies that may present the potential for conflict in the voting process with Seligman or its affiliates. For example, the Proxy Watch List will include those portfolio companies for which Seligman separately manages assets in private accounts or which are significant distributors of Seligman’s products and services. As described below, proxy voting for these companies will be subject to a higher level of consideration.

Deviations from Seligman Guidelines and Special Situations. Seligman recognizes that it may not always be in the best interest of its advisory accounts to vote in accordance with the Seligman Guidelines on a particular issue and that certain situations require a deviation from the Seligman Guidelines. Seligman’s policies require a member of the Committee to approve any deviation from the Seligman Guidelines. Furthermore, a majority of the Committee’s members must approve any deviation of the Guidelines for issuers included on the Proxy Watch List.

Similarly, one member of the Committee must approve the voting decision for proposals of a unique nature requiring a case-by-case analysis. A majority of the Committee’s members must approve the voting decision for such proposals if the issuer is included on the Proxy Watch List by. Seligman may consider the views of the management of a portfolio company, as well as the view of Seligman’s investment professionals when analyzing potential deviations from the Seligman Guidelines and for those proposals requiring a case-by-case evaluation.

Seligman Guidelines Summary. The Seligman Guidelines are briefly described as follows:

1. Seligman votes with the recommendations of a company’s board of directors on general corporate governance issues such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to shareholder meetings.

2. Seligman opposes, and supports the elimination of, anti-takeover proposals, including those relating to classified boards, supermajority votes, poison pills, issuance of blank check preferred and establishment of classes with disparate voting rights.

3. Seligman abstains from voting on issues relating to social and/or political responsibility, except for matters relating to disclosure issues if not deemed unduly burdensome for the company (e.g., political contributions).

4. Seligman votes for stock option plans, increases in the number of shares under existing stock option plans and other amendments to the terms of such plans; provided, that the overall dilution of all active stock option plans does not exceed 10% on a fully diluted basis and are otherwise considered to align the interest of the company with those of shareholders, e.g., all such plans must specifically prohibit repricing.

5. Seligman generally votes with the recommendations of a company’s board of directors on other matters relating to executive compensation, unless considered excessive.

6. Seligman will withhold voting for the entire board of directors (or individual directors, as the case may be) if: (a) less than 75% of the board is independent; (b) the board has a nominating or compensation committee of which less than 75% of its members are independent; (c) the board has recommended shareholders vote for an anti-takeover device which Seligman votes against; or (d) the board has recommended a matter relating to a stock option plan or stock purchase plan which Seligman votes against.

7. Seligman will vote for proposals relating to the authorization of additional common stock up to 5 times that currently outstanding.

8. Seligman will vote for proposals to effect stock splits.

9. Seligman will vote for proposals authorizing share repurchase programs.

10. Seligman will vote against authorization to transact unidentified business at the meeting.

11. Acquisitions, mergers, reorganizations, reincorporations and other similar transactions will be voted on a case-by-case basis.

12. Proposals to amend a company’s charter or by-laws (other than as identified above) will be voted on a case-by-case basis.

13. Seligman will vote against all proposals where the company did not provide adequate information to make a decision.

14. Seligman abstains from voting shares which have recently been sold or for which information was not received on a timely basis.

BlackRock Capital Management, Inc. (“BCM”). BCM’s Proxy Voting Policy reflects its duty as a fiduciary under the Advisers Act to vote proxies in the best interests of its clients. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies, which are summarized below.

BCM recognizes that implicit in the initial decision to retain or invest in the security of a corporation is acceptance of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are supported only when BCM concludes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BCM assesses management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that BCM’s continued confidence remains warranted. If BCM determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder, unless BCM determines other mitigating circumstances are present.

BCM’s proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, BCM will consider the facts it believes are relevant. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BCM’s ability to vote such proxies in the best interests of the Funds. Accordingly, BCM may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BCM may manage assets of a pension plan of a company whose management is soliciting proxies, or a BCM director may have a close relative who serves as a director or executive of a company that is soliciting proxies. BCM’s policy in all cases is to vote proxies based on its clients’ best interests.

BCM has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations BCM receives for its clients and votes or advises BCM how, based upon BCM’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. BCM will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. BCM will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. BCM will generally vote in favor of management proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BCM will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

UBS Global Asset Management (Americas ) Inc. UBS Global Asset Management (Americas) Inc.’s (“UBS Global AM”) proxy voting policy is based on the belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held in advisory accounts to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain advisory account holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with the UBS Global AM proxy voting policies.

When UBS Global AM’s view of a company’s management is favorable, it generally supports current management initiatives. However, when its view is that changes to the management structure would probably increase shareholder value, it may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance and (5) believes that appropriate steps should be taken to ensure the independence of the registered public accounting firm.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker-dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker-dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy vote. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Oberweis Asset Management, Inc. Oberweis Asset Management, Inc. (“Oberweis”) has established Proxy Voting Policies and Procedures setting forth the general principles used to determine how Oberweis votes proxies on securities in client accounts, including the Multi-Manager Small Cap Growth Fund, for which Oberweis has proxy voting authority, including the mutual fund to which it serves as investment adviser. Oberweis’ general policy is to vote proxies in the best economic interests of clients. The principles which guide the voting policy of Oberweis are maximizing the value of client assets and promoting the rights of clients as beneficial owners of the companies in whose securities they invest. Oberweis’ investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Oberweis generally makes investments in companies in which Oberweis has confidence in the management, proxies generally are voted in accord with management’s recommendation. Oberweis may vote a proxy in a manner contrary to management’s recommendation if, in the judgment of Oberweis, the proposal would not enhance shareholder value.

Oberweis has retained Institutional Shareholder Services (“ISS”), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle various administrative functions associated with the voting of client proxies. While ISS makes the proxy voting recommendations, Oberweis retains the ultimate authority on how to vote.

Oberweis’ Proxy Voting Policies and Procedures describe how Oberweis addresses conflicts of interest between Oberweis and its clients, including Fund shareholders, with respect to proxy voting decisions. If Oberweis determines that, through reasonable inquiry or otherwise, an issue raises a potential material conflict of interest, Oberweis will follow the recommendations of ISS except as follows. If Oberweis and/or the Proxy Committee believes that it would be in the interest of Oberweis’ clients to vote a proxy other than according to the recommendation of ISS, the Proxy Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; and (3) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration.

First Quadrant, L.P. First Quadrant, L.P.’s (“First Quadrant”) written policies and procedures are designed to reasonably ensure that First Quadrant, L.P. votes proxies in the best interest of clients for whom First Quadrant has voting authority and describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

First Quadrant utilizes the services of an independent outside proxy service, Institutional Shareholder Services (“ISS”), to act as agent for the proxy process, to maintain records on proxy voting for our clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues.

First Quadrant maintains a Proxy Committee (the “Committee”), made up of senior members of management, which is responsible for deciding what is in the best interests of each client when determining how proxies are voted. First Quadrant defines the best interest of a client to mean the best economic interest of the holders of the same or similar securities of the issuer held in the client’s account. The Committee meets at least annually to review, approve, and adopt as First Quadrant’s own policies, ISS proxy voting policies. Any changes to the ISS voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. A copy of First Quadrant’s proxy voting policies is available upon request to the individual noted below under How to Obtain Voting Information. Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually may direct First Quadrant to vote certain of their proxies in a specific manner, in which case the Committee will assume the responsibility for voting the proxies in accordance with the client’s desires.

First Quadrant’s portfolio management group also monitors corporate actions, ensuring notifications from custodians and/or information from Bloomberg or other electronic surveillance systems is recorded in our portfolio management and accounting systems.

Voting Client Proxies

When a new portfolio is opened where First Quadrant is responsible for voting proxies, a letter is sent to the custodian informing them that ISS will act as First Quadrant’s proxy voting agent and advising them to forward all proxy material pertaining to the portfolio to ISS for execution. Additionally, on a quarterly basis, First Quadrant provides ISS with a list of the portfolios for which First Quadrant holds voting authority. ISS, as proxy voting agent for First Quadrant, is responsible for analyzing and voting each proxy, maintaining records of proxy statements received and votes cast, and providing reports to First Quadrant, upon request, concerning how proxies were voted for a client. First Quadrant’s Client Service Dept. is responsible for: setting up new portfolios; determining which portfolios First Quadrant has proxy voting responsibilities; ensuring the custodians and ISS are appropriately notified; receiving and forwarding to the Committee and ultimately ISS, any direction received from a client to vote a proxy in a specific manner; and maintaining client documentation and any communications received by First Quadrant related to proxy voting, including records of all communications received from clients requesting information on how their proxies were voted and First Quadrant’s responses.

Conflicts of Interest

The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and thereby removes any conflict of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that First Quadrant may have to interpret what is in the best interest of any client or how to vote proxies in cases where First Quadrant has a material conflict of interest or the appearance of a material conflict of interest. Although, no situation under normal circumstances is expected where First Quadrant will retain discretion from ISS, the Committee will monitor any situation where First Quadrant has any discretion to interpret or vote and will confirm delegation to ISS if First Quadrant has a material conflict of interest.

Vaughan Nelson Investment Management, L.P. Vaughan Nelson Investment Management, L.P. (Vaughan Nelson”) undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists.

Approach

Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the clients best interest.

Vaughan Nelson, in executing their duty to vote proxies may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson’s business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by Institutional Shareholder Services, “ISS”, (a third-party research firm independent to Vaughan Nelson).

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities – where the firm does not have a basis on which to offer advice.

In summary, Vaughan Nelson’s goal is to vote proxy material in a manner that Vaughan Nelson believes will assist in maximizing the value of a portfolio.

Vaughan Nelson’s procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a “proxy analysis” is received from ISS the individual issues are matched to the Vaughan Nelson Proxy Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/acquisitions) are routed to the portfolio manager for vote indications. Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson’s behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the 12-month period ended June 30, 2006 are on file with the SEC and are available on the Funds’ website at www.jpmorganfunds.com.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectus and pursuant to the Funds’ portfolio holdings disclosure policy, no sooner than 30 days after month end, a Fund will make available to the public, upon request to JPMorgan Funds Services (1-800-480-4111), an uncertified complete schedule of its portfolio holdings as of the last day of that prior month.

The Funds’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by the Funds or the Adviser, or any other person for these disclosures. A list of the entities that receive the Funds’ portfolio holdings information on such basis, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

	Frequency	Lag Period

Vickers Stock Research Corp.	Monthly	30 days after Month-end
Morningstar Inc.	Monthly	30 days after Month-end
Lipper, Inc.	Monthly	30 days after Month-end
Thomson Financial	Monthly	30 days after Month-end
Bloomberg LP	Monthly	30 days after Month-end
JPMorgan Private Bank / JPMorgan Private Client Services	Monthly	30 days after Month-end
Standard & Poor’s	Monthly	30 days after Month-end

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations and transfer agents. When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectus. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trusts’ Form N-CSRs and Form N-Qs will be available on the Funds’ website at www.jpmorganfunds.com and on the SEC website at www.sec.gov.

Each of the Funds 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end are also posted on www.jpmorganfunds.com no sooner than 10 calendar days after the end of each month. One day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

THE ADVISER AND SUBADVISERS

The Trust has retained the Adviser as investment adviser to provide investment advice and portfolio management services to the Funds, pursuant to an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, and except as delegated to one or more subadvisers (each, a “Subadviser” and collectively, the “Subadvisers”), the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or Funds’ shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (formerly known as J.P. Morgan Chase & Co.) (“JPMorgan Chase”). Prior to October 1, 2003 JPMIM was a wholly-owned subsidiary of JPMorgan Chase. JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMIM is located at 245 Park Avenue, New York, NY 10167.

Certain of the assets of employee benefit accounts under the Adviser’s management are invested in commingled pension trust funds for which JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”) serves as trustee.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain financial, fund accounting, recordkeeping and administrative services to the Trust and the Funds and shareholder services for the Trust. JPMDS is the shareholder servicing agent and distributor for the Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of the Adviser. See the “Custodian,” “Administrator,” “Shareholder Servicing Agents” and “Distributor” sections.

JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.

The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the

Advisory Agreement. The Adviser is free to and does render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives, and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See the “Potential Conflicts of Interest” section.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Adviser under the Advisory Agreement, each Fund has agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to a percentage of the Fund’s average daily net assets specified in the Multi-Manager Funds Prospectus. The Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The table below sets forth for each Fund listed the investment advisory fees paid or accrued by each Fund to JPMIM (waived amounts are in parentheses), with respect to the fiscal period indicated (amounts in thousands):

Fund	Fiscal Year Ended December 31, 2004		Fiscal Year Ended December 31, 2005		Fiscal Year Ended June 30, 2006[1]

	Paid	Waived	Paid	Waived	Paid	Waived

Multi-Manager Small Cap Growth Fund	2,108	N/A	2,312	N/A	$1,420	N/A
Multi-Manager Small Cap Value Fund	2,503	N/A	3,288	N/A	$1,698	($49)

[1] Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

BlackRock Capital Management, Inc. (“BCM”), J.& W. Seligman & Co. Incorporated (“Seligman”), UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and Oberweis Asset Management, Inc. (“Oberweis”) have been engaged by the Adviser to serve as the Subadvisers of their respective portion of the Multi-Manager Small Cap Growth Fund. EARNEST Partners, LLC (“EARNEST”), First Quadrant, L.P. (“First Quadrant”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) have been engaged by the Adviser to serve as the Subadvisers of the Multi-Manager Small Cap Value Fund. The Adviser also advises a portion of the Multi-Manager Small Cap Value Fund directly.

Each of the Subadvisers is independent of the Adviser and discharges its responsibilities subject to the policies of the Trustees and the supervision of the Adviser, which pays the Subadvisers’ fees. BCM is an indirect, wholly-owned subsidiary of BlackRock, Inc. As of June 30, 2006, PNC Financial Services Group, Inc. (“PNC”) indirectly owned approximately 70% of BlackRock, Inc.. BCM is headquartered in New York City and has offices in Boston, Chicago, Edinburgh, Florham Park, Hong Kong, Munich, San Francisco, Singapore, Sydney, Tokyo and Wilmington. Seligman is owned by William C. Morris and key employees. William C. Morris, chairman and director of Seligman, owns at least 50% of Seligman’s voting stock. UBS Global AM, a registered investment adviser, is an indirect wholly-owned subsidiary of UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group of UBS AG. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. EARNEST is wholly owned by EARNEST Holdings, LLC. Oberweis, located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532, is a boutique investment firm that focuses on investments in rapidly growing companies. Established in 1989, Oberweis provides investment advice to funds, institutions and individual investors on a broad range of investment products. James W. Oberweis is the President and a director and controlling shareholder of Oberweis. First Quadrant, L.P., a SEC-registered investment advisor, was founded in 1988 and is headquartered in Pasadena, California. In March 1996, the Firm was acquired by Affiliated Managers Group, a publicly traded holding company (NYSE: AMG). As of January 1, 2006 AMG holds a 50.8% general partner interest in First Quadrant L.P., while the limited partners controlled the remaining 49.2% interest. Vaughan Nelson, founded in 1970, is a wholly-owned subsidiary of IXIS Asset Management US Group, L.P. and is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. IXIS Asset Management US Group, L.P. owns, in addition to Vaughan Nelson, a number of asset management, distribution and service entities, and itself is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

The allocation of the assets of the Multi-Manager Small Cap Growth Fund among BCM, Seligman, UBS Global AM and Oberweis and the allocation of the assets of the Multi-Manager Small Cap Value Fund among EARNEST, First Quadrant, Vaughan Nelson and JPMIM will be determined by the Adviser, subject to the review of the Trustees, in the best interests of a Fund and its shareholders. The Trust expects that differences in investment returns among the portions of a Fund managed by different Subadvisers will cause the actual percentage of a Fund’s assets managed by each Subadviser to vary over time. In general, a Fund’s assets once allocated to one Subadviser will not be reallocated (or “rebalanced”) to another Subadviser of the Fund. However, the Adviser reserves the right, subject to the review of the Board, to reallocate assets from one Subadviser to another when deemed in the best interests of a Fund and its shareholders including when the assets managed by a Subadviser exceed that portion managed by any other Subadviser to the Fund. In some instances, where a reallocation results in any rebalancing of the Fund from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Subadviser to a portion of the Fund with a relatively lower total return.

Each Subadviser is paid monthly by the Adviser a fee equal to a percentage of the average daily net assets of the Fund allocated to the Subadviser. The aggregate annual rates of the fees payable by the Adviser to the Subadvisers for each Subadviser’s portion of the respective Fund is as follows, expressed as a percentage of the average daily net assets of each Subadviser’s portion of the respective Fund: Multi-Manager Small Cap Growth Fund, 0.55% and Multi-Manager Small Cap Value Fund, 0.55%.

The table below sets forth for each Fund listed the sub-advisory fees that JPMIM paid to sub-advisers with respect to each fiscal year-ended indicated (amounts in thousands):

Fund	Fiscal Year Ended December 31, 2004	Fiscal Year Ended December 31, 2005	Fiscal Year Ended June 30, 2006[1]

Multi-Manager Small Cap Growth Fund	$1,366	$1,496	$919

Multi-Manager Small Cap Value Fund	$1,625	$2,124	$1,131

[1] Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

The subadvisory agreements entered into by the Adviser with the Subadvisers, other than the subadvisory agreements with Oberweis, BlackRock, First Quadrant and Vaughan Nelson (the “Initial Subadvisory Agreements”) were approved by the Trustees, including a majority of the Trustees who are not parties to the Subadvisory Agreements or “interested persons,” as defined in the 1940 Act, of any such party (the “Disinterested Trustees”), on January 21, 2003, and by the sole initial shareholder of each Fund on February 14, 2003, and became effective on February 21, 2003.

On July 27, 2005 the Board of Trustees, including a majority of the Disinterested Trustees, approved a subadvisory agreement between the Adviser and each of First Quadrant (the “First Quadrant Subadvisory Agreement”) and Vaughan Nelson (the “Vaughan Nelson Subadvisory Agreement”). On October 14, 2005, shareholders of record of the JPMorgan Multi-Manager Small Cap Value Fund as of July 29, 2005, approved the First Quadrant and the Vaughan Nelson Subadvisory Agreements.

On December 8, 2004 the Board of Trustees, including a majority of the Disinterested Trustees, approved an interim subadvisory agreement with BlackRock Advisers, Inc. which became effective upon the closing of the acquisition by BlackRock Adviser, Inc. of State Street Research & Management Company (“State Street Research”) as part of the sale of the asset management business by State Street Research’s parent company, Metlife, Inc. On May 20, 2005, shareholders of record of the Multi-Manager Small Cap Growth Fund as of March 14, 2005 approved a subadvisory agreement between the Adviser and BlackRock Advisers, Inc.. On February 15, 2006 BlackRock Inc., the parent company of BlackRock Advisers, Inc., and Merrill Lynch & Co. Inc. (“Merrill Lynch”) announced their agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock Inc. Merrill Lynch will hold up to 49.8% of the total issued and outstanding capital stock of the combined entity . BlackRock Advisers, Inc. has also advised JPMorgan Investment Management, Inc. (“JPMIM”)

that, in connection with the transaction, it intends to transfer the subadvisory agreement between it and JPMIM to its wholly-owned subsidiary, BlackRock Capital Management, Inc. (“BCM”) .

The transaction between BlackRock Inc. and Merrill Lynch and the transfer of the subadvisory agreement from BlackRock Advisers, Inc. to BCM may result in an “assignment” of the subadvisory agreement under the Investment Company Act of 1940, as amended. If an assignment occurs, JPMIM’s subadvisory agreement with BlackRock Advisors , Inc. will terminate automatically in accordance with its terms. To prevent any disruption of subadvisory services, JPMIM will enter into a new subadvisory agreement with BCM . Pursuant to the terms of an exemptive order obtained by J.P. Morgan Fleming Series Trust ( the “ Trust ” ) and JPMIM from the SEC (the “Exemptive Order”), JPMIM is permitted , subject to supervision and approval of the Trust’s Board of Trustees , to enter into and materially amend subadvisory agreements without seeking shareholder approval .

On September 13, 2006 the Board of Trustees of the Trust, including a majority of the disinterested Trustees, approved the new subadvisory agreement between JPMIM and BCM , which will become effective on October 1, 2006. The new subadvisory agreement with BCM is substantially the same as the previous subadvisory agreement between JPMIM and BlackRock Advisors , Inc. As required by the terms of the Exemptive Order, an Information Statement providing notice of the new subadvisory agreement between JPMIM and BCM will be mailed to shareholders of the Multi-Manager Small Cap Growth Fund on or about November 15, 2006.

On September 7, 2004 the Board of Trustees, including a majority of the Disinterested Trustees, approved a subadvisory agreement between the Adviser and Oberweis (the “Oberweis Subadvisory Agreement”). On December 15, 2004 shareholders of record of the Multi-Manager Small Cap Growth Fund as of September 24, 2004 approved the Oberweis Subadvisory Agreement.

The Initial Subadvisory Agreements and the Oberweis, BCM, First Quadrant and Vaughan Nelson Subadvisory Agreements (together the “Subadvisory Agreements”) will continue in effect for a period of two years from the date of their execution, unless terminated sooner. They may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the Advisory Agreement. Under the terms of the Subadvisory Agreements, no Subadviser is liable to the Adviser, the Funds, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by the Adviser, the Funds or their shareholders, except in the case of such Subadviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Subadvisory Agreement.

The Adviser may terminate any agreement with a Subadviser without shareholder approval. Moreover, the Funds and the Adviser have recieved an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Funds with Subadvisers to which it is not “affiliated”, as defined in the 1940 Act (“Unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new Unaffiliated Subadvisers for the funds or other funds which the Trust may establish in the future, change the terms of particular agreements with Unaffiliated Subadvisers or continue the employment of existing Unaffiliated Subdvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes.

The subadvisory agreement between the Adviser and Seligman will be terminated effective as December 8, 2006.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED (As of June 30, 2006)

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2006

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multi-Manager Small Cap Growth Fund

Joel Levin (JPMIM)	None	None	None	None	None	None

Neil Wagner (BCM)	6	$1.32 billion	None	None	6	$719 million

Eileen Leary (BCM)	1	$427 million	None	None	2	$1.25 billion

Michael J. Alpert (Seligman)	1	$78.9 million	None	None	391	$906.6 million

Stephan B. Yost (Seligman)	1	$78.9 million	None	None	391	$911.8 million

Matthew T. D’Alto (Seligman)	1	$78.9 million	None	None	394	$905.9 million

Mira J. Lee (Seligman)	1	$78.9 million	None	None	391	$905.9 million

James W. Oberweis (Oberweis)	11	$1,032,794,378	None	None	64	$1,070,953,005

Paul A Graham, Jr. (UBS Global AM)	6	$906 million	2	$273 million	6	$361 million

David N. Wabnik (UBS Global AM)	6	$906 million	2	$273 million	28	$362 million

Multi-Manager Small Cap Value Fund

Joel Levin (JPMIM)	None	None	None	None	None	None

Christopher Blum (JPMIM)	16	$3,718 million	4	$118 million	9	$669 million

Dennis Ruhl (JPMIM)	17	$4,579 million	4	$118 million	9	$669 million

Paul Viera (EARNEST)	12	$3,157.4 million	2	$25.6 million	307	$17,909.7 million

Christopher G. Luck (First Quadrant)	5	$306,150,566	6	$268,929,701	53	$7,237,884,416

Andrew Berkin, Ph.D (First Quadrant)	1	$ 93,100,887	None	None	13	$1,419,009,029

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Chris D. Wallis (Vaughan Nelson)	12	$424,263,637	2	$ 22,912,822	64	$1,176,172,734

Scott J. Weber (Vaughan Nelson)	12	$424,263,637	2	$ 22,912,822	64	$1,176,172,734

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multi-Manager Small Cap Growth Fund

Joel Levin (JPMIM)	None	None	None	None	None	None

Neil Wagner (BCM)	None	None	None	None	None	None

Eileen Leary (BCM)	None	None	None	None	None	None

Michael J. Alpert (Seligman)	None	None	None	None	None	None

Stephan B. Yost (Seligman)	None	None	None	None	None	None

Matthew T. D’Alto (Seligman)	None	None	None	None	None	None

Mira J. Lee (Seligman)	None	None	None	None	None	None

James W. Oberweis (Oberweis)	None	None	None	None	2	$ 114,696,757

Paul A Graham, Jr. (UBS Global AM)	None	None	None	None	1	$58 million

David N. Wabnik (UBS Global AM)	None	None	None	None	1	$58 million

Multi-Manager Small Cap Value Fund

Joel Levin (JPMIM)	None	None	None	None	None	None

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Christopher Blum (JPMIM)	1	$30 million	None	None	None	None

Dennis Ruhl (JPMIM)	1	$30 million	None	None	None	None

Paul Viera (EARNEST)	None	None	2	$25.6 million	9	$629.9 million

Christopher G. Luck (First Quadrant)	None	None	None	$92,926,858	None	$3,177,967,372

Andrew Berkin, Ph.D (First Quadrant)	None	None	None	None	None	None

Chris D. Wallis (Vaughan Nelson)	None	None	None	None	None	None

Scott J. Weber (Vaughan Nelson)	None	None	None	None	None	None

POTENTIAL CONFLICTS OF INTERESTS

The chart above shows the number, type and market value as of June 30, 2006 of the accounts other than the Fund that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

JPMIM. Responsibility for managing the Adviser’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio (for example, high yield investments for the Strategic Income Fund) are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMIM and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMIM and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMIM or its affiliates could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMIM’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMIM’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JPMIM or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

JPMIM and/or its affiliates serve as advisor to the Funds, to the JPMorgan SmartRetirement Funds (collectively, the “JPMorgan SmartRetirement Funds”) and to the JPMorgan Investor Funds (collectively, the “Investor Funds”). The JPMorgan SmartRetirement Funds and the Investor Funds may invest in shares of the Funds (other than the JPMorgan SmartRetirement Funds and the Investor Funds). Because JPMIM and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the JPMorgan SmartRetirement Funds and the Investor Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the JPMorgan SmartRetirement Funds and the Investor Funds among the Funds. Purchases and redemptions of Fund shares by a Smart Retirement Fund or an Investor Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemption by a JPMorgan SmartRetirement Fund or an Investor Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. In addition, the portfolio managers of the JPMorgan SmartRetirement Funds and the Investor Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures designed to manage the conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMIM’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, JPMIM and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.

BlackRock Capital Management, Inc. BCM has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BCM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BCM furnishes investment management and advisory services to numerous clients in addition to the Fund, and BCM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BCM, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BCM, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BCM recommends to the Fund. BCM, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BCM with respect to the same securities. Moreover, BCM may refrain from rendering any advice or services concerning securities of companies of which any of BCM’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BCM or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain BCM portfolio managers (not including Mr. Wagner or Ms. Leary) currently manage certain accounts that are subject to performance fees. In addition, certain BCM portfolio managers (not including Mr. Wagner or Ms. Leary) assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers (including Mr. Wagner and Ms. Leary) may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BCM owes a duty of loyalty to its clients and must treat each client fairly. When BCM purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BCM attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BCM has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BCM with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

EARNEST Partners, LLC. No material conflicts of interest exist. All accounts are managed to model portfolios that are approved by the investment committee, and trades are allocated pro-rata to all accounts so that no one account is advantaged over another pursuant to trade allocation policies and procedures.

J. & W. Seligman & Co. Incorporated. Actual or potential conflicts of interest may arise from the fact that J. & W. Seligman & Co. Incorporated (“Seligman”) and the portfolio managers of certain of the assets of the JP Morgan Multi-Manager Small Cap Growth Fund (the “Small Cap Growth Fund”) have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Small Cap Growth Fund (“Other Accounts”). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Small Cap Growth Fund. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent the such sales reduce the cost to cover the short positions.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts.

Oberweis Asset Management, Inc. As indicated in the above table, James W. Oberweis is primarily responsible for the day-to-day management of other accounts, including other accounts with investment strategies similar to the J. P. Morgan Multi-Manager Small Cap Growth Fund (JPMSGF). Those accounts include The Oberweis Funds, other mutual funds for which Oberweis serves as investment sub-adviser, separately managed accounts and the personal/proprietary accounts of Mr. Oberweis. The fees earned by Oberweis for managing client accounts may vary among those accounts, particularly because for at least two accounts, Oberweis is paid based upon the performance results of the account. In addition, Mr. Oberweis may personally invest in The Oberweis Funds. These factors could create conflicts of interest because Mr. Oberweis may have incentives to favor certain accounts over others, resulting in other accounts outperforming the JPMSGF. A conflict may also exist if Mr. Oberweis identifies a limited investment opportunity that may be appropriate for more than one account, but the JPMSGF is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, Mr. Oberweis may execute transactions for another account that may adversely impact the value of securities held by the Multi-Manager Small Cap Growth Fund.

However, Oberweis believes that these risks are mitigated by the fact that accounts with like investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, Oberweis has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

UBS Global Asset Management (Americas) Inc. The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

First Quadrant, L.P. As a fiduciary, First Quadrant has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. Compliance with this duty can be achieved by trying to avoid conflicts of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any client. Supervised Persons subject to First Quadrant’s Code must try to avoid situations that have even the appearance of conflict or impropriety.

1. Conflicts Among Client Interests. Conflicts of interest may arise where First Quadrant or its Supervised Persons have reason to favor the interests of one client over another client (e.g. large portfolios over smaller portfolios, portfolios compensated by performance fees over portfolios not so compensated, portfolios in which employees have made material personal investments). Although there are other portfolios managed under the same strategy, conflict of interest is not an issue as strategies are implemented uniformly and without preference among portfolios. First Quadrant prohibits inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

2. Competing with Client Trades. First Quadrant prohibits Supervised Persons from using knowledge about pending or currently considered securities transactions for clients to profit personally, directly or indirectly, as a result of such transactions, including by purchasing or selling such securities. Conflicts raised by personal securities transactions also are addressed.

3. Referrals/Brokerage. Supervised Persons must act in the best interests of First Quadrant’s clients regarding execution and other costs paid by clients for brokerage services. Supervised Persons are reminded to strictly adhere to First Quadrant’s policies and procedures regarding brokerage services (including allocation, best execution, and directed brokerage).

Vaughan Nelson Investment Management, L.P. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the JP Morgan Multi-Manager Small Cap Value Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the JPMorgan Multi-Manager Small Cap Value Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the JPMorgan Multi-Manager Small Cap Value Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the JPMorgan Multi-Manager Small Cap Value Fund and other managed accounts for which advisory fees are based upon the performance of the account.

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.

PORTFOLIO MANAGER COMPENSATION

JPMIM. The Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

BlackRock Capital Management, Inc. BCM’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BCM such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Ms. Leary and Mr. Wagner have received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Mr. Wagner was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Ms. Leary and Mr. Wagner is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BCM employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Wagner has been granted stock options in prior years.

Incentive Savings Plans —The PNC Financial Services Group, Inc., which owns approximately 71% of BlackRock, Inc.’s common stock, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made using BlackRock, Inc. common stock. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BCM, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BCM. Unlike many other firms, portfolio managers at BCM compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Fund’s portfolio managers, such benchmark is the Russell 2000 Growth Index.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

EARNEST Partners, LLC. All EARNEST Partners personnel are paid a salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service. Equity ownership is another component of compensation for the portfolio manager. The Firm is employee-owned.

J. & W. Seligman & Co. Incorporated. As compensation for their responsibilities, each of Messrs. Alpert , Yost and D’Alto and Ms. Lee (the “Portfolio Managers”) received a base salary and bonus .

A portion of the bonus was based upon (i) the annual revenues generated from the accounts under management for the Portfolio Managers’ investment team and (ii) the weighted-average investment performance of such accounts in five categories versus corresponding benchmarks over a rolling two-year period as follows:

Seligman proprietary mutual funds	-	Lipper Small Cap Growth Fund Average

small cap institutional accounts	-	Callan Small Cap Growth Universe

small/mid cap institutional accounts (which include the Seligman advised assets of the Trust)	-	Callan Small/Mid Cap Growth Universe

small cap wrap accounts	-	Russell/Mellon Performance Universe for Small Cap Growth

small/mid cap wrap accounts	-	Russell/Mellon Performance Universe for Small/Mid Growth or Callan Small/Mid Cap Growth Universe;

In addition, a portion of the bonus was discretionary based on numerous qualitative and quantitative factors. The factors, which have no pre-determined weightings and may apply differently from person to person may include, among other things, the Portfolio Manager’s relative investment performance versus one or more competitive universes or benchmarks for periods noted above as well as other periods and Seligman’s overall profitability and profitability attributable to the assets under management for the Portfolio Manager’s investment team.

The structure of a Portfolio Manager’s compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Oberweis Asset Management, Inc. Oberweis offers its professionals a competitive compensation package consisting of a base, an incentive-based fee, and in certain cases equity ownership. Incentive fees are computed based on rolling one year and three year returns relative to the Russell 2000 Growth Index, with a heavier weighting on three year returns. Most of the incentive reward is quantitatively defined in advance, divided between relative team performance and individual performance. To ensure long-term commitment, most senior executives and key investment professionals are also equity investors in Oberweis. By linking a significant portion of portfolio management’s compensation to equity ownership, the Oberweis management team encourages its professionals to adopt a long-term, team-oriented focus toward superior investment management with significant long-term upside reward potential. The opportunity to own an equity stake in Oberweis has been highly effective in attracting and retaining outstanding executives with a long-term, team-oriented perspective. Oberweis’ employee-owners are offered equity ownership at book value and are required to sell their equity ownership at book value in the event that they leave for a competitor.

UBS Global Asset Management (Americas) Inc. The compensation received by portfolio managers at UBS Global Asset Management includes a base salary and incentive compensation based on the portfolio manager’s personal performance.

UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of UBS Global Asset Management’s clients. Overall compensation can be grouped into four categories:

•	Competitive salary, benchmarked to maintain competitive compensation opportunities.

•	Annual bonus, tied to individual contributions and investment performance.

•	UBS equity awards, promoting company-wide success and employee retention.

•	Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of UBS Global Asset Management’s clients. A portion of each portfolio manager’s bonus is based on the performance of each portfolio the portfolio manages as compared to the portfolio’s broad-based index over a three-year rolling period.

UBS AG equity. Senior investment professionals, including each portfolio manager, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value, and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through “Equity Plus”. This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels that this engages its employees as partners in the firm’s success, and helps to maximize its integrated business strategy.

First Quadrant, L.P. First Quadrant compensates its investment professionals based upon a combination of performance factors, including the relative investment performance of the strategies they help to manage and their accomplishments and productivity in terms of achieving annual goals. There is no single employee who acts as a sole portfolio manager; rather there is a team of investment professionals who manage the investment strategy used in the fund’s portfolio. Compensation levels, including annual performance bonuses, profit sharing, deferred compensation arrangements and ownership equity in First Quadrant are determined by the senior management team. First Quadrant implements a compensation policy specifically designed to attract and retain high caliber investment professionals as evidenced by the experience and background of the investment team and the low turnover rate of its members.

Vaughan Nelson Investment Management, L.P. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of each Fund beneficially owned by the Fund’s lead portfolio managers as of June 30, 2006, the Funds’ most recent fiscal year end.

Aggregate Dollar Range of Securities in Fund

	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	over $1,000,000

Multi-Manager Small Cap Growth Fund

Joel Levin (JPMIM)	X

Neil Wagner (BCM)	X

Eileen Leary (BCM)	X

Michael J. Alpert (Seligman)	X

Stephen B. Yost (Seligman)	X

Matthew T. D’Alto (Seligman)	X

Mira J. Lee (Seligman)	X

James W. Oberweis (Oberweis)	X
Paul A Graham, Jr. (UBS Global AM)	X
David N. Wabnik (UBS Global AM)	X

Multi-Manager Small Cap Value Fund

Joel Levin (JPMIM)		X

Christopher Blum (JPMIM)	X

Dennis Ruhl (JPMIM)	X

Paul Viera (EARNEST)	X

Christopher G. Luck (First Quadrant)	X
Andrew Berkin (First Quadrant)	X
Chris D. Wallis (Vaughan Nelson)	X
Scott J. Weber (Vaughan Nelson)	X
Mark J. Roach (Vaughan Nelson)	X

ADMINISTRATOR

Pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trust, on behalf of the Funds, and JPMFM, JPMFM serves as administrator of the Funds. JPMFM is an affiliate of JPMorgan Chase Bank, an indirect, wholly-owned subsidiary of JPMorgan Chase, and has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Pursuant to the Administration Agreement, JPMFM will perform or supervise all operations of each Fund for which it serves (other than those performed under the advisory agreement(s), the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement(s), the custodian and fund accounting agreement, and the transfer agency agreement. Under the Administration Agreement, JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. Currently the Administrator pays a portion of the fees it receives to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. It is expected that, effective July 1, 2005, J.P. Morgan Investor Services, Inc. will be each Fund’s sub-administrator.

Unless sooner terminated, the Administration Agreement will continue in effect through October 31, 2005. Thereafter, if not terminated, the Administration Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees or by JPMFM. The termination of the Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administration Agreement provides that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the JPMorgan Funds Complex (excluding the JPMorgan Fund-of- Funds and the series of JPMorgan Funds Complex that operate as money market funds (“Money Market Funds”)) and 0.075% of average daily net assets of all funds in the JPMorgan Funds Complex (excluding the JPMorgan Investor Funds and the Money Market Funds) over $25 billion of such assets.

For purposes of the preceeding two paragraphs, the “JPMorgan Funds Complex” includes the open-end investment companies in the JPMorgan Complex including the series of the former One Group Mutual Funds.

From February 28, 2003 to February 19, 2005, pursuant to the administration agreements between the Trust, on behalf of the Funds, respectively, and JPMorgan Chase Bank (the “Administration Agreements”), JPMorgan Chase Bank was the administrator of the Funds. In consideration of the services that JPMorgan Chase Bank provided pursuant to the Administration Agreement, JPMorgan Chase Bank received from the Funds a pro-rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of the average daily net assets over $25 billion. JPMorgan Chase Bank may have voluntarily waived a portion of the fees payable to it with respect to the Funds. JPMorgan Chase Bank paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as the sub-administrator for the Funds.

For the fiscal periods indicated below, JPMorgan Chase Bank was paid or accrued administration fees, and waived the amounts in parentheses, for the following Funds (amounts in thousands):

Fund	Fiscal Year Ended December 31, 2004		Fiscal Year Ended December 31, 2005		Fiscal Year Ended Junr 30, 2006[1]

	Paid	Waived	Paid	Waived	Paid	Waived

Multi-Manager Small Cap Growth Fund	$ 357	($15)	$ 285	( $20 )	$171	N/A
Multi-Manager Small Cap Value Fund	$ 441	($ 3)	$432	N/A	$210	N/A

1 Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

DISTRIBUTOR

Effective February 19, 2005, JPMorgan Distribution Services, Inc. ( “JPMDS”) ( formerly known as One Group Dealer Services, Inc.) has served as the Trust’s Distributor and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between the Trust and JPMDS. JPMDS is an affiliate of JPMIM and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice, by the Board of Trustees, by vote of majority of the outstanding voting securities of each Fund or by the JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc., a wholly-owned, indirect subsidiary of The BISYS Group, Inc., served as the distributor of the Funds.

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2006:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation

Multi-Manager Small Cap Growth Fund	None	None	None	None

Multi-Manager Small Cap Value Fund	None	None	None	None

No underwriting commissions were retained by JPMDS for the fiscal year ended June 30, 2006.

SHAREHOLDER SERVICING AGENTS

Effective February 19, 2005, the Trust, on behalf of each Fund, has entered into a shareholder servicing agreement with JPMDS (“Shareholder Servicing Agreement”). Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below or other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trust; and (h) providing other shareholder services as the Trust or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trust for shares held for the benefit of shareholders; (e) forwarding communications from the Trust to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trust’s website; (i) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS a fee at the annual rate of 0.25% of the average daily NAV of Fund shares owned by or for shareholders, for providing Shareholder Services and Other Related Services.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectus for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trust who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Board of Trustees of the Trust or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

Prior to February 19, 2005, JPMorgan Chase Bank served as a shareholder servicing agent to the Funds.

The table below sets forth for each Fund listed the shareholder servicing fees paid or accrued (the amounts voluntarily waived are in parentheses) for the fiscal period indicated (amounts in thousands):

Fund	Fiscal Year Ended December 31, 2004		Fiscal Year Ended December 31, 2005		Fiscal Year Ended June 30, 2006[1]

	Paid	Waived	Paid	Waived	Paid	Waived

Multi-Manager Small Cap Growth Fund	$ 593	($27)	$680	N/A	$418	N/A
Multi-Manager Small Cap Value Fund	$ 721	($18)	$966	N/A	$514	N/A

1 Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the JPMorgan Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the JPMorgan Funds and their affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

TRANSFER AGENT

Effective February 19, 2005, the Trust has also entered into a Transfer Agency Agreement with Boston Financial Data Services, Inc. (“BFDS” or the “Transfer Agent”) pursuant to which BFDS acts as transfer agent for the Trust. BFDS’s address is 2 Heritage Drive, North Quincy, Massachusetts 02171. Prior to February 19, 2005 DST Systems, Inc. served as the transfer agent for each Fund.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated February 18, 2005, JPMogan Chase Bank serves as the custodian and fund accounting agent for each Fund, and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser to the Funds.

For fund accounting services, each Fund pays to JPMorgan Chase Bank the higher of (a) each Fund’s pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. equity funds of 0.085% of the first $10 billion, 0.005% on the next $10 billion, 0.0035% on the next $10 billion and 0.0025% for such assets over $30 billion, or (b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000. In addition, there is a $2,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.

For custodian services, each Fund pays to JPMorgan Chase Bank safekeeping fees of between 0.001% and 0.6% of assets held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).

JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or the Financial Intermediary’s clients may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. These orders will be priced at a Fund’s net asset value next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

CASH COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM may compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS and JPMIM or their affiliates from their own resources.

JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

Occasionally, JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “revenue sharing”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a CDSC.

Revenue sharing payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. During the fiscal year ended June 30, 2006, JPMIM and JPMDS paid approximately $ 2,342,092. for all of the JPMorgan Funds pursuant to their revenue sharing arrangements.

JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trust and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns.

EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund’s custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are all allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, JPMFM and JPMDS have agreed that they will waive fees or reimburse each Fund as described in the Prospectus.

The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made. Reimbursement is contingent upon the Adviser’s determination that it will seek reimbursement for the Fund. In addition, the Board of Trustees must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement.

PURCHASES, REDEMPTIONS AND EXCHANGES

The JPMorgan Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor’s account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Funds reserve the right to request that the investor buy more shares or to close the investor’s account. If an investor’s account balance is still below the minimum 60 days after notification, the Funds reserve the right to close out such account and send the proceeds to the address of record. The JPMorgan Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectus.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied in accordance with policies and procedures approved by the Board of Trustees.

Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Trust, on behalf of each Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

Each investor in a Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in bank accounts, any written requests for additional account services made after a shareholder has submitted an initial account application to the Funds, and in certain other circumstances described in the Prospectus. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

Shareholders may exchange their shares in a Fund for Select Class shares of certain other JPMorgan Funds as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

In general, shares of a Fund may be exchanged or redeemed at net asset value. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Liquid Assets Money Market Fund) when: (a) trading on the New York Stock Exchange (the “Exchange”) is broadly restricted by the applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) the SEC has declared a market emergency.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge. Investors may incur a fee if they effect transactions through a broker or agent.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distributions and Taxes” in the Prospectus.

Dividends and capital gains distributions paid by a Fund are reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s Fund account at JPMorgan or account with his Financial Intermediary or, in the case of certain JPMorgan customers, are mailed by check in accordance with his instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

The NAV of each Fund is equal to the value of all the assets attributable to that Fund, minus the liabilities attributable to that Fund, divided by the number of outstanding shares of such Fund. The following is a discussion of the procedures used by the Funds in valuing their assets.

Domestic equity securities listed on a U.S. or Canadian securities exchange shall be valued at the last sale price on the exchange on which the security is principally traded (the “primary exchange”) that is reported before the time when the net assets of the Funds are valued. Securities traded on more than one exchange shall be valued at the last sale price on the primary exchange. If there has been no sale on such primary exchange, then the security shall be valued at the last sale price on the secondary exchange. If there has been no sale on the primary exchange or the secondary exchange on the valuation date, the security shall be valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Generally, trading of foreign securities on most foreign markets is completed before the close of trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets, and the Funds, are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines in accordance with procedures adopted by the Trustees, as discussed below that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities will be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued. If there has been no sale on the primary exchange on the valuation date, and the average of bid and ask quotations are less than or equal to the last sale price of local shares on the valuation date, the security shall be valued at the last sale price of the local shares. If the average of the bid and ask quotations on the primary exchange is greater than the last sale price of the local shares, the security shall be valued at the average of the closing bid and ask quotations of the foreign listed shares on the primary exchange.

For purposes of calculating NAV all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates.

Futures, options and other derivatives are valued on the basis of available market quotations.

Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by third party pricing services or brokers/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will provide bis-side quotations. Short-term investments which mature in 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

DISTRIBUTIONS AND TAX MATTERS

The following is a summary of certain tax considerations generally affecting each Fund and its shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the “Code”), published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Funds in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Each Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income, as discussed below, and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of qualified dividend income and ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Investments

Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. Each Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the distribution requirements of the Code. Additionally, each Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent a Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

Each Fund invests in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies (“PFICs”) under the Code), the Fund may be subject to federal income tax on a portion of any “excess distribution” from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements of the Code, a pro rata portion of the QEF’s ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. Alternatively, each Fund generally will be permitted to “mark to market” any shares it holds in a PFIC. If a Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements of the Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. Each Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.

Notwithstanding any election made by a Fund, dividends attributable to distributions from a foreign corporation will not be eligible for the special tax rates applicable to qualified dividend income if the foreign corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.

Additional Tax Information Concerning REITS. The Funds may invest in real estate investment trusts (“REITs”). Such Funds’ investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

Under technical corrections legislation currently pending in Congress, REITs will generally be able to pass through the tax treatment of tax-qualified dividends they receive. The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if this technical correction has already been enacted.

Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury obligations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess income inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Tax Exempt Dividends. Each Fund intends to qualify to pay exempt-interest dividends to its respective shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by a Fund that consists of interest received by a Fund on tax-exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from a Fund.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder. Any loss incurred on the sale or redemption of each Fund’s shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest.

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, each Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is 95% or more of its “gross income”, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and passive foreign investment companies (“PFICs”) will not qualify for the corporate dividends-received deduction.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.

Sale or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning on or before December 31, 2010 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments

Certain investment and hedging activities of the Funds, including transactions in options, swaptions, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Manager would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. Therefore, a Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies taxed as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. However, the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxed as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some of the Funds may invest in real estate investment trusts (“REITs”). Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will generally not constitute qualified dividend income.

Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in REMICs; or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. However, if a Fund is in a position to treat such a passive foreign investment company as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that indirectly invests in PFICs by virtue of the fund’s investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income,” and dividends paid by REITs will generally not be eligible to be treated as “qualified dividend income.”

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to , and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2008. The backup withholding rate will be 31% for amounts paid after December 31, 2008, unless Congress enacts tax legislation providing otherwise .

Foreign Shareholders

The Funds are not intended for foreign shareholders. If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at ordinary income tax rates.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a RIC and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interests in domestically-controlled RICs and REITs). Under the Code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) “U.S. real property interests” (“USRPIs”) (defined as U.S. real property and interests (other than solely as a creditor) in “U.S, real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a RIC’s interests in domestically controlled REITs and other RICs.

Where a foreign shareholder has owned more than 5% of a class of shares of a Fund that is a QIE during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund that is a QIE, a USRPI Distributions will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a Capital Gain Dividend) and the

Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If a Fund that is a QIE makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or RIC that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or RIC.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares are USRPIs or the Capital Gain Dividends are USRPI Distributions.

Foreign shareholders in the Funds should consult their tax advisors with respect to the potential application of the above rules.

Foreign Taxes

Each Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from the Funds’ investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from the Funds’ investments in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that the Funds invest to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Funds will be notified as to the extent to which distributions from the Funds are attributable to interest on such securities.

Tax Shelter Reporting Regulations.

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Effect of Future Legislation

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

PORTFOLIO TRANSACTIONS

Except as otherwise described herein, specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is either an employee of the Adviser or a Subadviser and who is appointed and supervised by senior officers of the Adviser or applicable Subadviser. Changes in the Funds’ investments are reviewed by the Board of Trustees. The Funds’ portfolio managers may serve other clients of the Adviser or a Subadviser in a similar capacity. Money market instruments are generally purchased in principal transactions. In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

The frequency of a Fund’s portfolio transactions “the portfolio turnover rate” will vary from year to year depending upon market conditions. Because a high portfolio turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.

It is expected that the Funds will execute brokerage or other agency transactions through the Adviser, a Subadviser or their affiliates, (each an “affiliated broker”) which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange; provided, however, if the affiliated broker is the Adviser, a written contract must be in effect between the Trust and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” (as defined in the 1940 Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

Because neither Fund will market its shares through intermediary brokers or dealers, it will not be the Funds’ practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser or a Subadviser may place portfolio orders with qualified broker-dealers who recommend a Fund’s shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

Under the Advisory Agreement, or a Subadvisory Agreement, as the case may be, and as permitted by Section 28(e) of the 1934 Act, the Adviser or the respective Subadviser may cause the applicable Fund to pay a broker-dealer which provides brokerage and research services to the Adviser or the respective Subadviser, the applicable Fund and/or other accounts for which the Adviser or Subadviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser or Subadviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Subadviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser will report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term “brokerage and research services” includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement or by a Subadviser under a Subadvisory Agreement. The advisory fees that the Funds pay to the Adviser (or the subadvisory fees that the Adviser pays to a Subadviser) are not reduced as a consequence of the Adviser’s or a Subadviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser or a Subadviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser or a Subadviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser or a Subadviser, the Adviser or a Subadviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax-exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has investment discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser or a Subadviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser or a Subadviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser or Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The Adviser and the Subadvisers serve as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser or a Subadviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser’s or a Subadviser’s activities may cause it to come into possession of material, nonpublic information (“inside information”) about an issuer. When the Adviser or a Subadviser is in possession of inside information about an issuer, the Adviser or Subadviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund’s inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund’s valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund’s 15% limit on holding illiquid securities.

The Funds paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

	Fiscal Year Ended December 31, 2004	Fiscal Year Ended December 31, 2005	Fiscal Year Ended June 30, 2006[1]

Multi-Manager Small Cap Growth Fund
Total Brokerage Commissions	$1,442	$716	$380
Brokerage Commissions from Affiliated Broker Dealers	$15	$2	$2

Multi-Manager Small Cap Value Fund
Total Brokerage Commissions	$556	$364	$269
Brokerage Commissions from Affiliated Broker Dealers	$2	$1	—

1 Effective June 30, 2006 the Funds changed their fiscal year end from 12/31 to 6/30.

JPMIM. Under JPMIM’s policy, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and enhance the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. Effective February 19, 2005, the Funds stopped participating in JPMIM’s soft dollar arrangements for market data services and third-party research. However, the Funds continue to receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure.

Allocation of transactions, including their frequency, to various broker-dealers is determined by JPMIM based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, JPMIM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which JPMIM exercises investment discretion. JPMIM may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that JPMIM determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of JPMIM to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to JPMIM in connection with its services to other clients.

UBS Global Asset Management (Americas) Inc. Under UBS Global AM’s policy, soft dollar arrangements are those arrangements whereby products or services other than trade execution are obtained by a registered investment adviser from or through a broker-dealer in exchange for the adviser’s direction of client brokerage transactions to that broker-dealer. Because soft dollar arrangements may result in higher commission rates for client accounts, they could be deemed to violate an adviser’s fiduciary duty. Section 28(e) of the Securities Exchange Act of 1934 provides a safe harbor that allows an investment manager to obtain research and brokerage services in exchange for soft dollars. If an adviser complies with Section 28(e), it will be protected from any claims that the adviser breached its fiduciary duty as a result of its participation in soft dollar arrangements.

UBS Procedures

UBS Global AM selects broker-dealers primarily on the basis of best available price and most favorable execution. However, UBS Global AM may direct transactions to broker-dealers based on research and brokerage services provided to UBS Global AM, which benefit its advisory clients. UBS Global AM’s Soft Dollar Policies and Procedures (“Soft Dollar Policy”) are designed to ensure that soft dollar arrangements fall within the Section 28(e) safe harbor.

The Soft Dollar Policy includes a detailed discussion of soft dollars and the legal requirements pertaining thereto, and outlines the steps that UBS Global AM takes to:

(i)	evaluate the services proposed to be provided pursuant to the Soft Dollar Policy;

(ii)	ensure that such services are, in fact, eligible for soft dollar payment; and

(iii)	make a good-faith allocation of “mixed-use” services (services that have both a research and non-research use).

The Soft Dollar Policy includes detailed procedures with respect to the review and approval of new soft dollar arrangements and of any amendment to existing soft dollar arrangements (each an “Agreement”). In particular, the Soft Dollar Policy provides that no Agreement will be entered into unless it has been reviewed and approved by:

(i)	the Best Execution & Trading Committee (“Committee”);

(ii)	the UBS Global AM Legal and Compliance Department (“Legal and Compliance”); and

(iii)	where services requiring computer hardware or software are to be provided, the UBS Global AM IT Department.

The Soft Dollar Policy also includes detailed monitoring procedures, including quarterly compliance reports by the Committee and Legal and Compliance; periodic compliance reviews of soft dollar transactions; and annual Committee reviews of soft dollar arrangements.

Oberweis Asset Management, Inc. A greater discount, spread or commission may be paid to non-affiliated broker-dealers that provide research services, which research may be used by Oberweis in managing assets of its clients, including the portion of the Fund that it manages. Research services may include data or recommendations concerning particular securities as well as a wide variety of information concerning companies, industries, investment strategy and general economic, financial and political analysis and forecasting. In some instances, Oberweis may receive research, statistical and/or pricing services it might otherwise have had to perform itself. However, Oberweis cannot readily determine the extent to which net prices or commission rates charged by most broker-dealers reflect the value of its research, statistical and/or pricing services. As Oberweis is the principal source of information and advice to the portion of the Fund that it manages and is responsible for managing the investment and reinvestment of those assets and determining the securities to be purchased and sold, it is believed by Oberweis to be in the interests of the portion of the Fund that it manages for Oberweis, in fulfilling its responsibilities to the Fund, to be authorized to receive and evaluate the research and information provided by other securities brokers or dealers, and to compensate such brokers or dealers for their research and information services. Any such information received may be utilized by Oberweis for the benefit of its other accounts as well, in the same manner that the portion of the Fund that it manages might also benefit from information obtained by Oberweis in performing services for its other accounts. Although it is believed that research services received directly or indirectly benefit all of Oberweis’ accounts, the degree of benefit varies by account and is not directly related to the commissions or other remuneration paid by such account.

J. & W. Seligman & Co. Incorporated. Seligman may receive a variety of research and brokerage services from brokers (either directly or through third parties) through whom Seligman will place securities transactions. Such research services includes reports and analyses on specific companies, industries, economic conditions and trends, statistical information, market data, credit analysis, and information about national and international developments. Research services may be received in the form of written reports (such as Thomson Financial Services (First Call and IBES) and Standard & Poor’s periodicals), online services (such as Bloomberg or Bridge), electronic databases (such as Factset), or telephone contacts and personal meetings with security analysts, economists, corporate and industry spokepersons and representatives. Seligman is also provided with brokerage services and products such as electronic communication networks (e.g., Instinet or Universal Network Exchange (UNX)) and electronic links (e.g., Transactor Network Service TNS or Trade Route) to assist Seligman in seeking to obtain best execution on behalf of its clients and clearance and settlement services. The foregoing services may involve the use of, or be delivered by, computer systems whose software and hardware components may be provided to Seligman as part of the services. Research services furnished by brokers may be used in serving all of Seligman’s accounts, but such services may or may not be used by Seligman in connection with the accounts that paid commissions to the broker for providing such services.

In certain cases, a research service may serve other functions that are not related to the making of investment decisions (such as accounting, recordkeeping or other administrative purposes). Seligman will make a good faith allocation of the cost of the product according to its mixed use, with only the portion allocated to research and brokerage services being paid for through commission dollars. Seligman will make a cash payment out of its own resources for the noneligible portion of the service. Neither the research and brokerage services provided by, nor the amount of brokerage given to, a particular broker-dealer are made pursuant to any written agreement or commitment that would obligate Seligman to compensate selected broker-dealers for the services provided. Seligman has an internal allocation procedure used to identify those broker-dealers who provide these services, and may endeavor to direct sufficient commissions to such broker-dealers to ensure continued receipt of research and brokerage services which Seligman believes are useful. Seligman’s Soft-dollar Committee, which operates under the supervision of the Brokerage Oversight Committee, has oversight responsibilities for reviewing and evaluating the eligibility for research and brokerage services to be paid for through commission dollars.

EARNEST Partners, Inc. It is possible that EARNEST Partners may pay, or be deemed to have paid, commission rates higher than it could have otherwise paid in order to be assured of continuing to receive research that it considers useful. Such higher commissions would be paid in accordance with Section 28(e) of the Securities Exchange Act of 1934, which requires EARNEST Partners to determine in good faith that the commission paid is reasonable in relation to the value of the research provided. This determination may be based either in terms of the particular transaction involved or the overall responsibilities of EARNEST Partners with respect to all accounts over which it exercises discretion. Accordingly, research provided normally benefits many accounts rather than just the one(s) on which the order is being executed, and not all research may be used by EARNEST Partners in connection with the account which paid commissions to the broker providing the research.

The research received by EARNEST Partners includes, without limitation, information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news development affecting markets and specific securities; technical and quantitative information about markets; and analysis of proxy proposals affecting specific companies. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, and access to computer databases. In some instances, research products or services received by EARNEST Partners may also be used by EARNEST Partners for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, EARNEST Partners will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

EARNEST Partners does not generally enter into agreements with brokers regarding specific amounts of brokerage because of research provided. EARNEST Partners does maintain, however, an internal allocation procedure to identify those brokers who have provided it with research, EARNEST Partners considers useful. These internal guidelines are established by the Investment Committee to provide direction to its trader, and are based, in part, on the quality and usefulness of the research provided and its value to EARNEST Partners. The amount of brokerage specifically allocated to any broker will be based, in part, on the cost of such research to the broker, and the amount allocated is generally higher than that which EARNEST Partners would pay for the research were it to pay for it in cash using its own funds.

BlackRock Capital Management, Inc. Section 28(e) of the 1934 Act provides a safe harbor for investment advisers to use commission dollars to purchase brokerage and research services from broker-dealers (commonly referred to as “soft dollar arrangements”). BCM believes that research services obtained through soft dollar arrangements enhance its investment decision making capabilities, thereby increasing the prospects for higher investment returns. BCM will only engage in soft dollar transactions that comply with the requirements of Section 28(e). To ensure compliance with Section 28(e), BCM has adopted a Soft Dollar Policy that requires that the BCM Equity Investment Policy Oversight Committee approve all soft dollar arrangements. Equity Investment Policy Oversight Committee approval is obtained by submitting to the Administration Group a soft dollar service request form, which includes, among other information, a description of the service, the designated use of the service, the identity of the ultimate users of the service and the cost of the service. The Administration Group will send a copy of the request to the Legal and Compliance Department for review. The request is then circulated for signature by four of six Equity Investment Policy Oversight Committee members and presented for ratification at monthly Equity Investment Policy Oversight Committee meetings. The Administration Group shall prepare quarterly reports regarding BCM’s soft dollar usage that are presented to the Equity Investment Policy Oversight Committee.

First Quadrant L.P. First Quadrant does not accept soft dollars as a method of payment for investment advisory services as a matter of policy. Two main reasons we do not use soft dollars are:

1) We feel that soft dollars generate hidden costs that are eventually paid for by the client and

2) 100% of our research is conducted in house.

Vaughan Nelson Investment Management, L.P. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Manager may cause a Portfolio to pay a broker-dealer, which provides “brokerage and research services” (as defined in the ACT) to the Adviser or Manager, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid after determining in good faith that the commission is reasonable in relation to the research or execution services provided. Consistent with this practice, brokerage commissions on accounts’ portfolio transactions are directed by Vaughan Nelson Investment Management, L.P. to broker-dealers in recognition of such research and execution services rendered in the execution of orders by such broker-dealers.

The research provided by a broker-dealer would include, without limitation, information on individual companies, market trends, economic and political overview, industry reports, and market statistics. Research is received by mail, by fax, via the internet, or in a manner that provides access to computer databases such as Bloomberg, FactSet, Northfield System and Reuters Systems.

Vaughan Nelson does not attempt to put a specific dollar value on the service rendered or to allocate the relative costs or benefits of those services among clients. Vaughan Nelson believes that the research received is, in the aggregate, of assistance to the firm in fulfilling its overall duty to its clients. As a general matter, such research services are used to service all the firm’s accounts. However, brokerage commissions paid by one account may apply toward payment for research services that may not be used by Vaughan Nelson in the service of that account. In some instances, a research product may be used by Vaughan Nelson in a non-research capacity (such as for marketing) thus having a ‘mixed use’. Where a research product or service has a ‘mixed use’ Vaughan Nelson will pay for the non-research function in the form of hard dollars using its own funds.

For the fiscal year ended June 30, 2006, the Funds paid the following in commissions to brokers and dealers who provided research services.

Fund	Total Research Commissions	Percentage of Total Commissions

Multi-Manager Small Cap Value Fund	45,689.40	5.62%
Multi-Manager Small Cap Growth Fund	78,585.53	10.78%

MASSACHUSETTS TRUST

The Trust is organized as a “Massachusetts business trust” of which each Fund is a separate and distinct series. Copies of the Declaration of Trust for the Trust are on file in the Office of the Secretary of The Commonwealth of Massachusetts and the Office of the Clerk of the City of Boston. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust’s Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

The Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders. Each Fund may be terminated by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Massachusetts business trust. Each Fund represents a separate series of shares of beneficial interest. The Trust is currently comprised of two series. See “Massachusetts Trust.”

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See “Massachusetts Trust.” The rights of redemption and exchange are described in the Prospectus and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust’s Declaration of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

Shareholders of a Fund have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of a Fund’s shares. The Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of two series of the Trust. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see “Purchases, Redemptions and Exchanges”.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term “majority of the outstanding voting securities” means the vote of (i) 67% or more of a Fund’s shares or the Fund’s outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding shares or the Fund’s outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares or the Fund’s outstanding voting securities, whichever is less.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary may be tape-recorded. With respect to the securities offered hereby, this SAI and the Prospectus do not contain all the information included in the Trusts’ Registration Statement filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this SAI do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

Principal Holders

As of September 30, 2006, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Funds:

Fund	Name and Address of Shareholder	Percentage Held

Multi-Manager Small Cap Growth Fund
	Balsa & Co *	7.92
	c/o JPMorgan Chase
	Attn PB Ops Recon
	717 N Harwood St
	Dallas TX 75201-6501

	Strafe & Co*	5.49
	BOIA-One Group Operations
	1111 Polaris Parkway
	P.O. Box 711234
	Columbus OH 43271-0001

Multi-Manager Small Cap Value Fund
	Balsa & Co*	7.55
	c/o JPMorgan Chase
	Attn PB Ops Recon
	717 N Harwood St
	Dallas TX 75201-6501

*

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Afiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

FINANCIAL STATEMENTS

The financial statements of the Trust are incorporated by reference to this Statement of Additional Information. The financial statements for the fiscal year ended June, 30 2006 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust and the Funds, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These financial statements are available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

ITEM 23. EXHIBITS

(a)                    Declaration of Trust. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Securities and Exchange Commission (the "Commission") on January 6, 2003.

(b)                    By-laws. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on January 6, 2003.

(c)                    Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b) to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on January 6, 2003.

(d)(i)                Form of Investment Advisory Agreement. Filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (file No. 333-102365) as filed with the Commission on February 14, 2003.

(d)(ii)               Form of Subadvisory Agreement between JPMIM and EARNEST Partners, LLC. Filed as an exhibit to Post-Effective No.1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 26, 2003.

(d)(iii)              Form of Subadvisory Agreement between JPMIM and ICM Asset Management, Inc. Filed as an exhibit to Post-Effective No.1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 26, 2003.

(d)(iv)              Form of Interim Subadvisory Agreement between JPMIM and BlackRock Advisors Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

d)(v)                Form of Subadvisory Agreement between JPMIM and UBS Global Asset Management (New York) Inc. Filed as an exhibit to Post-Effective No.1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 26, 2003.

d)(vi)               Form of Subadvisory Agreement between JPMIM and J.& W. Seligman & Co. Incorporated. Filed as an exhibit to Post-Effective No.1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 26, 2003.

(d)(vii)             Subadvisory Agreement between JPMIM and Oberweis Asset Management, Inc. dated December 17, 2004. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(d)(viii)            Subadvisory Agreement between JPMIM and First Quadrant, L.P. dated October 14, 2005. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2006 (Accession Number 0001047469-06-002604).

(d)(ix)              Subadvisory Agreement between JPMIM and Vaughan Nelson Investment Management, L.P. dated October 14, 2005. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2006 (Accession Number 0001047469-06-002604).

(d)(x)               Subadvisory Agreement between JPMIM and Advisory Research, Inc. dated October 14, 2005. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2006 (Accession Number 0001047469-06-002604).

(d)(xi)	Subadvisory Agreement between JPMIM and BlackRock Capital Management, Inc. Filed herewith.

(e)(i)                Distribution Agreement between the Trust & JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(e)(ii)               Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002824).

(e)(iii)	Amended Schedule B to the Distribution Agreement, amended as of August 10, 2006. Filed herewith.

(e)(iv)	Amended Schedule C to the Distribution Agreement, amended as of August 10, 2006. Filed herewith.

(e)(v)	Amended Schedule D to the Distribution Agreement, amended as of August 10, 2006. Filed herewith.

(e)(vi)             Amended Schedule E to the Distribution Agreement, amended as of May 18, 2006. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002824).

(e)(vii)	Amended Schedule F to the Distribution Agreement, amended as of August 10, 2006. Filed herewith.

(f)	Not Applicable

(g)(i)                Global Custody and Fund Accounting Agreement. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(g)(ii)               Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002824).

(g)(iii)              Amended Schedule A to the Global Custody & Fund Accounting Agreement (amended as of August 10, 2006). Filed herewith.

(h)(i)(a)           Administration Agreement between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(h)(i)(b)           Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002824).

(h)(i)(c)	Amended Schedule B to the Administration Agreement (amended as of August 10, 2006). Filed herewith.

(h)(ii)(a)          Shareholder Servicing Agreement between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(h)(ii)(b)	Amended Schedule B to the Shareholder Servicing Agreement (amended as of August 10, 2006). Filed herewith.

(h)(iii)(a)         Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(h)(iii)(b)	Appendix A to the Transfer Agency Agreement (amended as of August 10, 2006). Filed herewith.

(h)(iv)              Fee Waiver Agreement. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(h)(v)	Fee Waiver Agreement. Filed herewith.

(i)(i)                 Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered. Filed as an exhibit to Post-Effective No.1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 26, 2003.

(j)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(k)	Not Applicable

(l)                     Certificate of Sole Shareholder. Filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (file No. 333-102365) as filed with the Commission on February 14, 2003.

(m)	Not Applicable

(n)	Not Applicable

(o)	Reserved

(p)(1)               Code of Ethics for the Funds. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(p)(2)               JPMIM Code of Ethics. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(p)(3)               Code of Ethics for One Group Dealer Services, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(p)(4)               Code of Ethics of UBS Global Asset Management. Filed as an exhibit to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 5, 2003.

(p)(5)               Code of Ethics of BlackRock Capital Management, Inc. Filed herewith.

(p)(6)               Code of Ethics of BlackRock Advisers Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(p)(7)               Code of Ethics of Earnest Partners, LLC. Filed as an exhibit to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Commission on February 5, 2003.

(p)(8)               Code of Ethics of J.& W. Seligman & Co., Inc. Filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (file No. 333-102365) as filed with the Commission on February 14, 2003.

(p)(9)               Code of Ethics of Oberweis Asset Management, Inc. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2005 (Accession Number 0001047469-05-004998).

(p)(10)             Code of Ethics of First Quadrant, L.P. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on February 28, 2006 (Accession Number 0001047469-06-002604).

(p)(11)             Code of Ethics of Vaughan Nelson Investment Management, L.P. Incorporated herein by reference to the Registrant's Registration

Statement filing with the Securities and Exchange Commission on February 28, 2006 (Accession Number 0001047469-06-002604).

(99)(a)             Powers of Attorney. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012436).

(99)(b)             Power of Attorney for George Gatch. Incorporated herein by reference to the Registrant's Registration Statement filing with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002824).

(99)(c)	Power of Attorney for Stephanie J. Dorsey. Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 1.12 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc (File No. 801-21011).

(b) BlackRock Capital Management, Inc.

Name and Address	Status or Title with BCM
Lawrence D. Fink	Chairman and Chief Executive Officer
Ralph L. Schlosstein	President and Director
Robert S. Kapito	Vice Chairman and Director
Robert P. Connolly	General Counsel, Secretary and Managing Director
Susan L. Wagner	Vice Chairman and Chief Operating Officer
Steven E. Buller	Chief Financial Officer and Managing Director
Keith L. Anderson	Vice Chairman
Charles S. Hallac	Vice Chairman
Barbara G. Novick	Vice Chairman
Paul L. Audet	Director
Laurence J. Carolan	Director
Kevin Klingert	Director
John P. Moran	Director
Mark Steinberg	Director

     The address of the principal executive officer and each of directors listed above as it relates to their positions at BCM is 100 Bellevue Parkway, Wilmington, DE 19809.

(c) UBS Global Asset Management (New York) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 2002 had approximately $12.3 billion in assets under management. It presently provides investment advisory services to four other investment companies.

For information as to any other business, vocation or employment of a substantial nature in which UBS Global Asset Management (New York) Inc.’s and each officer of UBS Global Asset Management (New York) Inc.’s is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV (File #801-8957) filed by it under the Investment Advisors Act of 1940, as amended.

(d) EARNEST Partners, Inc.
Matthew Bronfman, Director

Tweeter Home Entertainment Group
40 Pequot Way
Canton, MA 02021

(e) Oberweis Asset Management, Inc.

NAME	POSITION WITH ADVISOR	OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT

James W. Oberweis	President, Director and Portfolio Manager	President, Registered Representative and Director - Oberweis Securities, Inc.; President and Portfolio Manager - The Oberweis Funds

Patrick B. Joyce	Executive Vice President, Secretary and Director

Executive Vice President, Chief Financial Officer, Chief Compliance Officer and Director - Oberweis Securities, Inc.; Executive Vice President, Treasurer and Chief Compliance Officer - The Oberweis Funds

Martin L. Yokosawa	Senior Vice President	Senior Vice President and Registered Representative - Oberweis Securities, Inc.; Senior Vice President - The Oberweis Funds

David I. Covas	Vice President	Vice President and Registered Representative - Oberweis Securities, Inc.; Vice President - The Oberweis Funds

Eric V. Hannemann	Assistant Vice President of Accounting	Assistant Vice President of Accounting - Oberweis Securities, Inc.; Secretary - The Oberweis Funds

James D. Oberweis	Chairman of the Board and Director	Chairman of the Board - Oberweis Dairy, Inc.; Trustee - The Oberweis Funds

(f) J. & W. Seligman & Co. Incorporated

J. & W. Seligman & Co. Incorporated, a Delaware corporation, (“Seligman”), is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors for at least the last two fiscal years, is as follows (The principal business address of all Seligman companies is 100 Park Avenue, New York, NY 10017):

John H. Clark

J. & W. Seligman & Co. Incorporated - Director & Chief Administrative Officer (2004-) & Managing Director (1999-)

Seligman Data Corp. - President (1997-), Director (1996-)

Seligman Advisors, Inc. - Director (2004-)

Seligman Services, Inc. - Director (2004-)

John B. Cunningham

J. & W. Seligman & Co. Incorporated - Managing Director, Chief Investment Officer & Portfolio Manager (2004-)

Salomon Brothers Asset Management - Managing Director & Senior Portfolio Manager (1991-2004); 399 Park Avenue, New York, NY 10022

Neil T. Eigen

J. & W. Seligman & Co. Incorporated - 1997 - Director (2004-), Managing Director & Portfolio Manager (1997-)

Seligman Advisors, Inc. - Director (2004-)

Seligman Services, Inc. - Director (2004-)

Charles W. Kadlec

J. & W. Seligman & Co. Incorporated - 1985 - Director (2004-), Managing Director (1991-) & Portfolio Manager (2000-)

Seligman Advisors, Inc. - President (2005), Director (2004-), Executive Vice

President (2004-2004) & Chief Investment Strategist (1993-2004)

Seligman Services, Inc. - Director & President (2004-)

J. Eric Misenheimer

J. & W. Seligman & Co. Incorporated - 2005 - Managing Director (2006-) , Portfolio Manager (2005-), Senior Vice President (2005-2006)

Northern Trust - Senior Vice President & Portfolio Manager (1999-2005);

50 South LaSalle Street, Chicago, IL 60675

Thomas G. Moles

J. & W. Seligman & Co. Incorporated - 1983 - Director, Managing Director & Portfolio Manager (1990-)

Seligman Advisors, Inc. - Director (1990-)

Seligman Services, Inc. - Director (1994-) & Vice President (1996-)

William C. Morris

J. & W. Seligman & Co. Incorporated - Chairman & Director (1988-)

Seligman Services, Inc. - Chairman & Director (1994-)

Seligman Advisors, Inc. - Chairman & Director (1989-)

Seligman Data Corp. - Director (1989-)

Carbo Ceramics, Inc. - Chairman & Director (1987-); 6565 MacArthur Blvd, Irving, TX 75039

Kerr-McGee, Corp. - Director (1977-2003); 123 Robert S. Kerr Avenue, Oklahoma City, OK 73102

Frank J. Nasta

J. & W. Seligman & Co. Incorporated - 1993 - Director (2004-) & Managing Director (2003-),

General Counsel (1999-), Corporate Secretary (1995-) & Senior Vice President (1996-2002)

Seligman Services, Inc. - Director (2004-) & Corporate Secretary (1995-)

Seligman Advisors, Inc. - Director (2004-) & Corporate Secretary (1995-)

Seligman Data Corp. - Corporate Secretary (1994-)

Albert A. Pisano

J. & W. Seligman & Co. Incorporated - Chief Compliance Officer (2004-), Senior Vice President (2005-), Vice President & Director of Compliance (1998-2004)

Seligman Advisors, Inc. - Chief Compliance Officer (2004-), Vice President (1998-) & Director of Compliance (1998-2004)

Seligman Services, Inc. - Chief Compliance Officer (2004-), Vice President (1998-) & Director of Compliance (1998-2004)

Thomas G. Rose

J. & W. Seligman & Co. Incorporated - 1992 Managing Director (2006-) , Chief Financial Officer (2005-) & Senior Vice President (2000-2005)

Seligman Services, Inc. - Vice President (2000-)

Seligman Advisors, Inc. - Senior Vice President (2000-)

Seligman Data Corp. - Senior Vice President (2000-) & Treasurer (1992-2000)

Rodney G.D. Smith

J. & W. Seligman & Co. Incorporated - Director & Managing Director (1997-)

Seligman Advisors, Inc. - Director (2004-)

Seligman Services, Inc. - Director (2004-)

David F. Stein

J. & W. Seligman & Co. Incorporated - 1990 - Director - (1990-) & Vice Chairman (1996-)

Seligman Services, Inc. - Director (1994-), President (2001-2004)

Seligman Advisors, Inc. - Director (1990-)

Paul H. Wick

J. & W. Seligman & Co. Incorporated -1987 - Director (1997-), Managing Director & Portfolio Manager (1995-)

Seligman Advisors, Inc. - Director (2004-)

Seligman Services, Inc. - Director (2004-)

Brian T. Zino

J. & W. Seligman & Co. Incorporated - 1982 - Director (1987-) & President (1996-)

Seligman Services, Inc. - Director (1994-)

Seligman Advisors, Inc. - Director (1988-)

Seligman Data Corp. - Chairman (1987-) & Director (1986-)

(g) First Quadrant, L.P.

First Quadrant, L.P. currently serves as general partner for six unregistered funds, which the Firm also manages. First Quadrant also has a beneficial interest in FQN Management, LLC, a SEC registered investment adviser. No partners, directors, or officers of First Quadrant, L.P. hold any other form of substantial employment.

EMPLOYEE/OTHER AFFILIATION	POSITION
Ronnie M. Darnell	Partner, Chief Investment Officer
None

Curtis J. Ketterer	Partner, Chief Operating Officer
None

Christopher G. Luck, CFA	Partner, Director of Global Equities
None

Ken Ferguson, Ph.D.	Partner, Co-Director of Global Derivatives
None

Dori Levanoni	Partner, Co-Director of Global Derivatives
None

Timothy S. Meckel, CFA	Partner, Director of Client Service
None

Phillip T. Miller, CFA None	Partner, Director of Options and Derivative Products

Kent C. Roberts II	Partner, Director of Marketing
None

Jia Ye	Director - Equity Research
None

Andrew L. Berkin, Ph.D.	Director - Equity Research
None

David Chrisman, Ph.D.	Director - Equity Research
None

Paul Li, CFA, MBA	Director - Equity Research
None

Joel L. Brouwer	Chief Financial Officer
None

Kenneth R. Funk	Chief Compliance Officer
None

(h) Vaughan Nelson Investment Management, L.P.

Beverly M. Bearden

399 Boylston Street

Boston, MA 02116

Position with Vaughan Nelson and principal occupation: Director of Vaughan Nelson Investment Management, L.P.

Executive Vice-President of Human Resources for IXIS Asset Management US Group , L.P.

John T. Hailer

399 Boylston Street

Boston, MA 02116

Position with Vaughan Nelson and principal occupation: Director of Vaughan Nelson Investment Management, L.P.

President and Chief Executive Officer, IXIS Asset Management Advisers Group

Jeremiah Chafkin

399 Boylston Street

Boston, MA 02116

Position with Vaughan Nelson and principal occupation: Director of Vaughan Nelson Investment Management, L.P.

President and Chief Executive Officer of IXIS Asset Management US Group, L.P.

ITEM 27. PRINCIPAL UNDERWRITERS.

(1)  Effective February 19, 2005, JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005) will become the principal underwriter of the Registrant's shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43271. As of the date of this post-effective amendment, One Group Dealer Services, Inc. acts as principal underwriter for the following investment company: One Group Mutual Funds. Effective February 19, 2005, JPMorgan Distribution Services, Inc. will act as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Fleming Series Trust

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

J.P. Morgan Series Trust II

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(2)  The directors and officers of JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005) are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

POSITIONS AND OFFICES
	WITH JPMORGAN DISTRIBUTION	Positions
NAME	SERVICES, INC.	with the Registrant

George C.W. Gatch	Director, President	President

Michael R. Machulski	Director, Vice President & Treasurer	None

Robert L. Young	Director, Vice President	Senior Vice President

David J. Thorp, Jr.	Vice President	None

James C. Berry	Vice President & Secretary	None

Nancy E. Fields	Vice President	Assistant Secretary

Jessica K. Ditullio	Assistant Secretary	Assistant Secretary

Anthony J. Horan	Assistant Secretary	None

Frank J. Drozek	Assistant Treasurer	None

Christopher J. Mohr	Assistant Treasurer	None

(c)  Not applicable.

ITEM 28. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant's investment adviser, at 245 Park Avenue, New York, NY 10036 (records relating to its functions as investment advisor).

J.P. Morgan Fund Distributors, Inc., the Registrant's distributor (through February 18, 2005), 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distribor).

JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005), the Registrant's distributor (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 3 MetroTech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc. (named One Group Administrative Services, Inc. through February 18, 2005), the Registrant's administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant's transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant's transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

UBS Global Asset Management (New York) Inc.

51 West 52nd Street

New York, NY 10019-6114

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Iron Mountain

Route 9W South

Fort Ewen, NY 12466

Earnest Partners:

1180 Peachtree Street, NE Suite 2300

Atlanta, GA 30309

ICM Asset Management, Inc.:

W. 601 Main Ave., Suite 600

Spokane, WA 99201; and

Devries Information Management

601 East Pacific

Spokane, WA 99202

J. & W. Seligman & Co. Incorporated

100 Park Avenue

New York, NY 10017

BlackRock Capital Management, Inc.

One Financial Center

Boston, MA 02111

Oberweis Asset Management, Inc.

3333 Warrenville Rd., Suite 500

Lisle, IL 60532

First Quadrant, L.P.

800 East Colorado Blvd.,

Suite 900

Pasadena, California 91101

Vaughan Nelson Investment Management, L.P.

600 Travis Street,

Suite 6300

Houston, Texas 77002

Advisory Research, Inc.

180 North Stetson Avenue, Suite 5500

Chicago, Illinois 60601

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Fleming Series Trust, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th day of October, 2006.

J.P. MORGAN FLEMING SERIES TRUST

By:	George C.W. Gatch*
George C.W. Gatch
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 27, 2006.

Cheryl Ballenger*	Trustee	October 27, 2006
Cheryl Ballenger

Jerry B. Lewis*	Trustee	October 27, 2006
Jerry B. Lewis

John R. Rettberg*	Trustee	October 27, 2006
John R. Rettberg

John F. Ruffle*	Trustee	October 27, 2006
John F. Ruffle

Kenneth Whipple, Jr.*	Trustee	October 27, 2006
Kenneth Whipple, Jr.

*By /s/ Stephen M. Benham	By George C.W. Gatch*
Stephen M. Benham	George C.W. Gatch
Attorney-in-fact	President

By Stephanie J. Dorsey *
Stephanie J. Dorsey
Treasurer

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(d)(xi)	Subadvisory Agreement between JPMIM and BlackRock Capital Management, Inc.

(e)(iii)	Amended Schedule B to the Distribution Agreement, amended as of August 10, 2006.

(e)(iv)	Amended Schedule C to the Distribution Agreement, amended as of August 10, 2006.

(e)(v)	Amended Schedule D to the Distribution Agreement, amended as of August 10, 2006.

(e)(vii)	Amended Schedule F to the Distribution Agreement, amended as of August 10, 2006.

(g)(iii)	Schedule A to the Global Custody and Fund Accounting Agreement (amended as of August 10, 2006).

(h)(i)(c)	Amended Schedule B to the Administration Agreement (amended as of August 10, 2006).

(h)(ii)(b)	Amended Schedule B to the Shareholder Servicing Agreement (amended as of August 10, 2006).

(h)(iii)(b)	Appendix A to the Transfer Agency Agreement (amended as of August 10, 2006).

(h)(v)	Fee Waiver Agreement.

(j)	Consent of Pri ce waterhouseCoopers LLP.

(p)(5)	Code of Ethics of BlackRock Capital Management, Inc.

(99)(b)	Power of Attorney for Stephanie J. Dorsey.